         As Filed With The Securities And Exchange Commission On June 9, 1997


                                                              File No. 333-22967



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C.  20549

                                      FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 3


Post-Effective Amendment No.
                             ---



                           THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)


              One East Liberty Street, Third Floor, Reno, Nevada  89501
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)


                                    (702) 785-2300
--------------------------------------------------------------------------------
                 (Registrant's Telephone Number, Including Area Code)


                                Mr. Louis G. Navellier
                           The Navellier Performance Funds
                            One East Liberty, Third Floor
                                 Reno, Nevada  89501
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service of Process)

                                      Copies to:

                               Samuel Kornhauser, Esq.
                            155 Jackson Street, Suite 1807
                           San Francisco, California  94111


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.




The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. The Registrant has undertaken to file on February 28, 1998, a Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1997.

                           THE NAVELLIER PERFORMANCE FUNDS


                          CONTENTS OF REGISTRATION STATEMENT

                  This Registration Statement contains the following
                                 pages and documents:

                                     Front Cover
                                    Contents Page
                                Cross-Reference Sheet
                               Letters to Shareholders
                              Notice of Special Meeting


                                        PART A

                         Combined Prospectus/Proxy Statement


                                        PART B

                         Statement of Additional Information


                                        PART C

                                  Other Information
                                      Signatures
                                       Exhibits

                           THE NAVELLIER PERFORMANCE FUNDS

                         REGISTRATION STATEMENT ON FORM N-14

                                CROSS REFERENCE SHEET


                    N-14                             LOCATION IN
                  ITEM NO.                      REGISTRATION STATEMENT
                  --------                      ----------------------

           PART A.  INFORMATION REQUIRED IN PROSPECTUS/PROXY STATEMENT
           -----------------------------------------------------------
 1.    Beginning of Registration      Cover Page; Cross Reference Sheet
       Statement and Outside Front
       Cover Page of Prospectus

 2.    Beginning and Outside Back     Table of Contents
       Cover Page of Prospectus

 3.    Synopsis and Risk Factors      Synopsis; Principal Risk Factors

 4.    Information About the          Synopsis; The Proposed Transactions;
       Transaction                    Appendix A

 5.    Information About the          Synopsis; Comparison of Investment
       Registrant                     Objectives and Policies; Principal Risk
                                      Factors; Additional Information About the
                                      Acquiring Fund and the Acquiring Fund
                                      Shares; Miscellaneous; Current Prospectus of The Navellier Aggressive Small Cap
                                      Portfolio

 6.    Information About the Company  Synopsis; Comparison of Investment
       Being Acquired                 Objectives and Policies; Principal Risk
                                      Factors; Additional Information About the
                                      Portfolio and the Portfolio Shares;
                                      Current Prospectus of The  MFS Aggressive
                                      Small Cap Equity Portfolio

 7.    Voting Information             Introduction and Voting Information;
                                      Synopsis

 8.    Interest of Certain Persons    Introduction and Voting Information; The
       and Experts                    Proposed Transactions; Miscellaneous

 9.    Additional Information         Not Applicable
       Required for Reoffering by
       Persons Deemed to be
       Underwriters

                    N-14                             LOCATION IN
                  ITEM NO.                      REGISTRATION STATEMENT
                  --------                      ----------------------

      PART B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
      --------------------------------------------------------------------
 10.   Cover Page                     Cover Page

 11.   Table of Contents              Table of Contents

 12.   Additional Information About   Current Statement of Additional
       the Registrant                 Information of The Navellier Aggressive
                                      Small Cap Portfolio of The Navellier
                                      Performance Funds

PART B:  INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION (CONTINUED)
-------------------------------------------------------------------------------

 13.   Additional Information About   Current Statement of Additional
       the Company Being Acquired     Information of The Navellier Series Fund

 14.   Financial Statements           Current Annual Report of The Navellier
                                      Performance Funds; Current Annual Report of The Navellier Series Fund; "PRO FORMA
                                      FINANCIAL STATEMENTS"

                           PART C:  OTHER INFORMATION
                           --------------------------

 15.   Indemnification                Indemnification

 16.   Exhibits                       Exhibits

 17.   Undertakings                   Undertakings

THE PROPOSED MERGER HAS NOT BEEN APPROVED BY THE BOARD OF TRUSTEES AND IF NOT APPROVED BY THE PRESENT OR FUTURE BOARD OF TRUSTEES THE MERGER WILL NOT TAKE PLACE.

                             LOUIS G. NAVELLIER AND
                           NAVELLIER MANAGEMENT INC.
            (FORMER INVESTMENT ADVISOR TO THE NAVELLIER SERIES FUND)

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501

                                 1-800-887-8671

                                  JUNE 9, 1997

                             TO THE SHAREHOLDERS OF

              THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
           RECENTLY RENAMED THE MFS AGGRESSIVE SMALL CAP EQUITY FUND

Dear Shareholder:

    A special meeting of the shareholders of The Navellier Aggressive Small Cap Equity Portfolio recently renamed the MFS Aggressive Small Cap Equity Fund (the "Portfolio"), a series of The Navellier Series Fund recently renamed the MFS Series Trust, will be held at 9:30 A.M., Eastern Standard Time, on June 13,1997, or a date shortly thereafter, at the offices of Massachusetts Financial Services Co. ("MFS") at 500 Boylston Street, Boston, MA 02116 (the "Meeting"). The shareholders of the Portfolio (the "Shareholders") will vote on a proposed Agreement and Plan of Reorganization (the "Plan"). Under the Plan, the formerly named Navellier Aggressive Small Cap Equity Portfolio will merge into The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund"), a separate portfolio of The Navellier Performance Funds (the "Reorganization"). The Acquiring Fund has investment objectives and policies which are essentially the same as the investment objectives, investment style and policies of the Portfolio when it was managed by Navellier Management, Inc.

    If the Plan is approved and implemented by the Portfolio, the Shareholders of the Portfolio will become shareholders of the Acquiring Fund and will receive shares of the Acquiring Fund having an aggregate value equal to the aggregate value of his or her investment in the Portfolio. No sales charge will be imposed as a result of the Reorganization. The Reorganization will be conditioned upon receipt of an opinion of counsel indicating that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

    I and a group of shareholders of the Portfolio who own more than 10% of the shares of the Portfolio and Navellier Management, Inc. (the former Investment Advisor to The Navellier Series Fund's Navellier Aggressive Small Cap Equity Portfolio) are proposing a shareholder vote for a merger of the Portfolio into the Acquiring Fund. I and Navellier Management, Inc. ("The Navellier Group") are soliciting your proxy (vote) because we (the "Navellier Group") believe that the proposed merger should benefit Shareholders by reducing portfolio operating costs through the elimination or reduction of duplicate or excessive expenses and reinstating Navellier Management, Inc. and its investment style as your Investment Advisor. We believe that you invested in the Portfolio because of Navellier's unique investment style (application of modern portfolio theory) and that the independent Trustees did not act in your best interests when they replaced Navellier Management, Inc. with another investment advisor, Massachusetts Financial Services ("MFS") which uses a different investment style and investment philosophy than the one you chose.

    The Navellier Group believes that this Reorganization is in the best interest of the Portfolio and the Shareholders and, therefore, recommends that the Shareholders vote FOR approving the Plan.

    WE STRONGLY URGE YOU TO REVIEW, COMPLETE, AND RETURN YOUR GOLD PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. VOTING YOUR SHARES EARLY WILL HELP TO AVOID COSTLY FOLLOW-

UP MAIL AND TELEPHONE SOLICITATION. LOUIS NAVELLIER AND NAVELLIER MANAGEMENT, INC. ARE PAYING FOR THIS PROXY SOLICITATION AND WILL NOT SEEK REIMBURSEMENT FROM THE FUND OR YOU. AFTER REVIEWING THE ENCLOSED MATERIALS, PLEASE EXERCISE YOUR RIGHT TO VOTE TODAY AND VOTE FOR BY COMPLETING, DATING, AND SIGNING EACH PROXY CARD YOU RECEIVE AND MAILING THE PROXY IN THE SELF-ADDRESSED, POSTAGE-PAID ENVELOPE TO MACKENZIE PARTNERS AT 156 FIFTH AVENUE, NEW YORK, NY 10010. IT IS VERY IMPORTANT THAT YOU VOTE AND THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN JUNE 13, 1997 OR A DATE SHORTLY THEREAFTER.

    Please note that you may receive more than one proxy package if you hold shares of the Portfolio in more than one account. You should return separate proxy cards for each such account. If you have any questions, please call Navellier Management, Inc. at 1-800-887-8671.

                                          Sincerely,

                                          Louis G. Navellier

                                          --------------------------------------
                                          Shareholder, former Trustee of The
                                          Navellier Aggressive Small Cap Equity
                                          Portfolio of The Navellier Series Fund
                                          and President of Navellier Management
                                          Inc. (former Investment Advisor to The
                                          Navellier Aggressive Small Cap Equity
                                          Portfolio of The Navellier Series
                                          Fund)

THE PROPOSED MERGER HAS NOT BEEN APPROVED BY THE BOARD OF TRUSTEES AND IF NOT APPROVED BY THE PRESENT OR FUTURE BOARD OF TRUSTEES THE MERGER WILL NOT TAKE PLACE.

                               LOUIS G. NAVELLIER
                                      AND
                           NAVELLIER MANAGEMENT, INC.
          (THE FORMER INVESTMENT ADVISOR TO THE NAVELLIER SERIES FUND)

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                            ------------------------

       THE FORMERLY NAMED NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
                            ------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
             TO BE HELD JUNE 13, 1997 OR A DATE SHORTLY THEREAFTER

To: The Shareholders of the formerly named Navellier Aggressive Small Cap Equity Portfolio of
   The Formerly Named Navellier Series Fund

    You are hereby notified that a Special Meeting of the Shareholders of the formerly named Navellier Aggressive Small Cap Equity Portfolio of the formerly named Navellier Series Fund will be held at the offices of MFS at 500 Boylston Street, Boston, MA 02116 on June 13, 1997 or a date shortly thereafter at 9:30 a.m. (Eastern Standard Time), for the purpose of considering and voting upon the following matters:

PROPOSAL 1. With respect to the Portfolio:

    To approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby the formerly named Navellier Aggressive Small Cap Equity Portfolio would transfer all of its assets to The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund") of The Navellier Performance Funds in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of The Navellier Aggressive Small Cap Equity Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all the liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of the formerly named Navellier Aggressive Small Cap Equity Portfolio.

PROPOSAL 2. With respect to the Portfolio:

    Adjournment of the meeting to allow for additional solicitation of proxies if necessary to establish a quorum or to obtain additional votes in favor of the foregoing Proposal.

    The transactions contemplated by the proposed Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy Statement. A copy of the form of the proposed Plan is attached as Appendix A thereto.

    You are entitled to vote at the Meetings, and any adjournment(s) thereof, if you owned shares of the Portfolio at the close of business on April 16, 1997. If you attend the Meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign, and return the enclosed proxy card marked FOR in the enclosed self-addressed, postage-paid return envelope.

                                          Louis G. Navellier

                                          --------------------------------------
                                          Shareholder and former Trustee of the
                                          formerly named Navellier Aggressive
                                          Small Cap Equity Portfolio of the
                                          formerly named Navellier Series Fund,
                                          and President of Navellier Management,
                                          Inc. (former Investment Advisor to the
                                          formerly named Navellier Series Fund)

June 9, 1997

                             YOUR VOTE IS IMPORTANT
                       NO MATTER HOW MANY SHARES YOU OWN

    PLEASE VOTE "FOR" PROPOSALS 1 AND 2 ON THE ENCLOSED GOLD PROXY CARD, THEN PLEASE DATE AND SIGN THE CARD AND RETURN THE PROXY CARD IN THE ENVELOPE PROVIDED. IF YOU SIGN, DATE AND RETURN THE PROXY CARD BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED "FOR" EACH APPLICABLE PROPOSAL NOTICED ABOVE. IN ORDER TO AVOID THE ADDITIONAL EXPENSE AND DELAY OF FURTHER SOLICITATION, WE ASK YOUR COOPERATION IN MAILING IN YOUR GOLD PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED. A VOTE OF 67% OF THE SHARES OF THE PORTFOLIO WHICH ARE PRESENT IN PERSON OR BY PROXY AND ENTITLED TO VOTE (IF MORE THAN 50% OF THE OUTSTANDING SHARES OF RECORD ARE PRESENT IN PERSON OR BY PROXY) OR MORE THAN 50% OF THE OUTSTANDING SHARES ENTITLED TO VOTE, WHICHEVER IS LESS, IS REQUIRED TO PASS ANY PROPOSAL, SO RETURN OF YOUR PROXY IS IMPORTANT. UNLESS PROXY CARDS SUBMITTED BY CORPORATIONS AND PARTNERSHIPS ARE SIGNED BY THE APPROPRIATE PERSONS AS INDICATED IN THE VOTING INSTRUCTIONS ON THE PROXY CARD, SUCH PROXY CARDS CANNOT BE VOTED.

                                          Louis G. Navellier

                                          --------------------------------------
                                          Shareholder and former Trustee of the
                                          formerly Named Navellier Aggressive
                                          Small Cap Equity Portfolio of the
                                          formerly named Navellier Series Fund,
                                          and President of Navellier Management,
                                          Inc. (former Investment Advisor to the
                                          formerly named Navellier Aggressive
                                          Small Cap Equity Portfolio)

THE PROPOSED MERGER HAS NOT BEEN APPROVED BY THE BOARD OF TRUSTEES AND IF NOT APPROVED BY THE PRESENT OR FUTURE BOARD OF TRUSTEES THE MERGER WILL NOT TAKE PLACE.

                               PROXY SOLICITATION
                                       BY
                               LOUIS G. NAVELLIER
                                      AND
                           NAVELLIER MANAGEMENT, INC.
         (THE FORMER INVESTMENT ADVISOR TO THE FORMERLY NAMED NAVELLIER
      AGGRESSIVE SMALL CAP EQUITY PORTFOLIO OF THE NAVELLIER SERIES FUND)

                            ------------------------

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671

                      COMBINED PROSPECTUS/PROXY STATEMENT

    This combined prospectus/proxy statement is being furnished in connection with the solicitation of proxies by Louis G. Navellier and Navellier Management, Inc., the former Investment Advisor to the formerly named Navellier Aggressive Small Cap Equity Portfolio ("Portfolio") of the formerly named Navellier Series Fund ("Fund"), for use at a special meeting of shareholders ("Shareholders") of the "Portfolio" to be held at 9:30 a.m., Eastern Standard Time, on June 13, 1997, or a date shortly thereafter at the offices of MFS located at 500 Boylston Street, Boston, MA 02116, and at any adjournment(s) thereof (the "Meeting"). The Meeting is being held so that shareholders can vote on proposals made by Louis Navellier and Navellier Management, Inc.:

    PROPOSAL 1.  With respect to the Portfolio:

    To approve a proposed Agreement and Plan of Reorganization (the "Plan"), whereby the formerly named Navellier Aggressive Small Cap Equity Portfolio would transfer all of its assets to The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund") of The Navellier Performance Funds in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would be distributed to the shareholders of The Navellier Aggressive Small Cap Equity Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all the liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of the formerly named Navellier Aggressive Small Cap Equity Portfolio.

    PROPOSAL 2.  Adjournment of the meeting to allow for additional solicitation of proxies if necessary to establish a quorum or to obtain additional votes in favor of the foregoing Proposal.

    The Portfolio is a series investment company organized by Louis Navellier as a Business Trust in the State of Delaware with one class of common stock outstanding, with such class representing an interest in a separate series of the Fund. Since only one portfolio currently exists, all shareholders of the Fund are being solicited in connection with the Meeting.

    The purpose of the Meeting is to consider a proposed Plan of Reorganization (the "Plan"), which would effect a merger of the Portfolio into The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund") of The Navellier Performance Funds, and the transactions contemplated thereby, as described below (collectively, the "Reorganization"). The Navellier Performance Funds is a series open-end investment company which seeks capital appreciation by investing in growth securities. The Plan has been proposed by Mr. Navellier and Navellier Management, Inc. (the Fund's former Investment Advisor). A group of shareholders owning more than 10% of the shares of the Portfolio who would like to vote on the Plan have demanded a shareholder meeting to vote on the proposal to merge the Portfolio into the Acquiring Fund. The Board of Trustees of the Fund (the "Board") has not approved the proposed Plan. Pursuant to the proposed Plan, all of the assets of the Portfolio would be acquired by the Acquiring Fund (which has investment policies the same as those which the Portfolio had when Navellier Management, Inc. was Investment Advisor to the Portfolio), in a tax-free exchange for shares of beneficial interest in the Acquiring Fund ("Acquiring Fund Shares") and the assumption by the Acquiring Fund of all the liabilities of the Portfolio (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract). Specifically, it is proposed that the assets of the Portfolio be transferred to the Acquiring Fund in a tax-free exchange for Acquiring Fund Shares of value equal to the assets transferred from the Portfolio. Following such transfer, the Acquiring Fund Shares received by the Portfolio would then be distributed pro rata to the shareholders of the Portfolio, and then the Portfolio would be liquidated. As a result of the proposed transactions, each shareholder of the Portfolio would receive a number of full and fractional Acquiring Fund Shares having a total net asset value equal, on the effective date of the Reorganization, to the net asset value of the Shareholder's shares of common stock in the Portfolio. In order to have a merger, the Trustees must approve the proposed merger.

    This combined prospectus/proxy statement, which should be retained for future reference, sets forth concisely the information about the Portfolio and the Acquiring Fund, and the transactions contemplated by the proposed Reorganization, that an investor should know before voting on the proposed Reorganization. A copy of the current Prospectus of The Navellier Performance Funds dated April 30, 1997 is included with this combined prospectus/proxy statement for each Shareholder of the Portfolio, and is incorporated by reference herein.

    A Statement of Additional Information regarding The Navellier Performance Funds dated April 30, 1997 has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference herein. Copies of such Statement of Additional Information also may be obtained without charge by contacting Navellier Management Inc. ("NMI") at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.

    A Prospectus and a Statement of Additional Information regarding the Portfolio dated May 1, 1997 also has been filed with the Commission and each is incorporated by reference herein.

    Copies of these Portfolio documents also may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.

    A Statement of Additional Information dated June 9, 1997, relating to the proposed transactions described in this combined prospectus/proxy statement, including historical financial statements, has been filed with the Commission and is incorporated by reference herein. Copies of this Statement of Additional Information may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc., toll-free at 1-800-887-8671.
                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
     EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
             COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
                THIS PROSPECTUS. ANY REPRESENTATION TO THE
                      CONTRARY IS A CRIMINAL OFFENSE.
                            ------------------------

     The date of this Combined Prospectus/Proxy Statement is June 9, 1997.

                      COMBINED PROSPECTUS/PROXY STATEMENT
                               TABLE OF CONTENTS

                                                                                                               PAGE
                                                                                                             ---------
Introduction and Voting Information........................................................................          4
  Special Meeting; Voting of Proxies; Adjournment..........................................................          4
  Proxy Solicitation.......................................................................................          5
  Revocation of Proxies....................................................................................          5
  No Dissenters' Rights of Appraisal.......................................................................          6
  Additional Voting Information............................................................................          6

Synopsis...................................................................................................          6
  The Proposed Reorganization..............................................................................          7
  Investment Objectives and Policies.......................................................................          8
  Operations of the Navellier Performance Funds and the Acquiring Fund following the Reorganization........          8
  Management Fees, Administrative Fees, and Other Operating Expenses.......................................          8
  Purchases and Exchanges..................................................................................         10
  Redemption Procedures and Fees...........................................................................         10
  Dividends and Distributions; Automatic Reinvestment......................................................         10
  Federal Tax Consequences of the Proposed Reorganization..................................................         11
  Costs and Expenses of the Reorganization.................................................................         11
  Continuation of Shareholder Accounts; Share Certificates.................................................         11
  Form of Organization of The Navellier Performance Funds..................................................         11

Comparison of Investment Objectives and Policies...........................................................         12
  Investment Objectives and Policies.......................................................................         12
  Investment Objective of the Acquiring Fund...............................................................         12
  Investment Objective of the Portfolio....................................................................         12
  Certain Investment Restrictions and Limitations..........................................................         13

Principal Risk Factors.....................................................................................         15

The Proposed Transactions..................................................................................         17
  Proposed Agreement and Plan of Reorganization............................................................         17
  Reasons for the Proposed Transactions....................................................................         18
  Description of Securities to Be Issued...................................................................         20
  Federal Income Tax Consequences..........................................................................         21
  Pro Forma Capitalization and Ratios......................................................................         23
  Dissolution of the Portfolios............................................................................         23
  Navellier Group Recommendation...........................................................................         23
  Required Vote............................................................................................         23

Additional Information About the Acquiring Fund and the Acquiring Fund Shares..............................         23

Additional Information About the Portfolio and the Portfolio Shares........................................         24

Miscellaneous..............................................................................................         24
  Available Information....................................................................................         24
  Legal Matters............................................................................................         24
  Financial Statements and Experts.........................................................................         24

Other Business.............................................................................................         25

Appendix A: Form of Agreement and Plan of Reorganization...................................................        A-1

                                    PART A

THE PROPOSED MERGER HAS NOT BEEN APPROVED BY THE BOARD OF TRUSTEES AND IF NOT APPROVED BY THE PRESENT OR FUTURE BOARD OF TRUSTEES THE MERGER WILL NOT TAKE PLACE.

                       SOLICITATION BY LOUIS G. NAVELLIER
                                      AND
                           NAVELLIER MANAGEMENT, INC.
          (THE FORMER INVESTMENT ADVISOR TO THE NAVELLIER SERIES FUND)

                      ONE EAST LIBERTY STREET, THIRD FLOOR
                               RENO, NEVADA 89501
                                 1-800-887-8671
                            ------------------------

                    THE FORMERLY NAMED NAVELLIER SERIES FUND
      (THE FORMERLY NAMED NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO)
                            ------------------------

                      COMBINED PROSPECTUS/PROXY STATEMENT

                        SPECIAL MEETING OF SHAREHOLDERS
                                 TO BE HELD ON
                   JUNE 13, 1997 OR A DATE SHORTLY THEREAFTER
                            ------------------------

                      INTRODUCTION AND VOTING INFORMATION

SPECIAL MEETING; VOTING OF PROXIES; ADJOURNMENT

    This combined prospectus/proxy statement is being furnished to the shareholders of the formerly named Navellier Series Fund's formerly named Navellier Aggressive Small Cap Equity Portfolio ("Portfolio") in connection with the solicitation by Louis G. Navellier and Navellier Management, Inc., the former Investment Advisor to the Portfolio, (collectively the "Navellier Group") of proxies to be used at a special meeting of the shareholders of this Portfolio to be held on June 13, 1997 or a date shortly thereafter at 9:30 a.m. Eastern Standard Time at the offices of MFS located at 500 Boylston Street, Boston, MA 02116, and at any adjournment(s) thereof (the "Meeting"). The purpose of the Meeting is to vote on the proposed tax-free Reorganization (the "Plan") to merge the Portfolio into The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund"), which is a series of The Navellier Performance Funds, pursuant to the terms and conditions of the Plan, as described below in greater detail. A vote on the approval or disapproval of the Plan will be conducted at the Meeting by the shareholders of the Portfolio.

    Shareholders of record of the Portfolio at the close of business on April 16, 1997 (the "Record Date") will be entitled to vote at the Meeting. Such holders of shares of beneficial interest in the Portfolio ("Portfolio Shares") are entitled to one vote for each Portfolio Share held and to fractional votes for fractional Portfolio Shares held. A quorum for the Portfolio must be present in person or represented by Proxy for the transaction of business at the Meeting. The holders of record of one-third of the Portfolio Shares outstanding at the close of business on that Record Date present in person or represented by proxy will constitute a quorum for the Meeting of the Shareholders of the Portfolio. A quorum being present, the approval at the Meeting by the shareholders of the Portfolio for the proposed Reorganization requires the affirmative vote of at least 67% of the outstanding shares of the Portfolio present in person or represented by proxy at the Meeting if more than 50% of the outstanding shares of the Portfolio are present in person or represented by proxy or more than 50% of the outstanding shares entitled to vote, whichever is less.

    If either (i) a quorum is not present at the Meeting or (ii) a quorum is present but sufficient votes in favor of a matter proposed at the Meeting (a "Proposal"), as set forth in the Notice of this Meeting, are not received by June 13, 1997, or a date shortly thereafter, then the persons named as attorneys and proxies in the enclosed proxy ("Proxies") may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of at least one-third of the shares present in person or by proxy. The persons named as Proxies will vote those proxies that such persons are required to vote FOR such Proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST such Proposal against such an adjournment. A Shareholder vote may be taken on a Proposal in this combined prospectus/proxy statement prior to any such adjournment if sufficient votes have been received and it is otherwise appropriate.

    The individuals named as Proxies on the enclosed GOLD proxy card will vote in accordance with your direction, as indicated thereon, if your proxy card is received and is properly executed. If you properly execute your GOLD proxy and give no voting instructions with respect to a Proposal, your shares will be voted in favor of the Proposal. The duly-appointed Proxies, in their discretion, may vote upon such other matters as may properly come before the Meeting. Mr. Navellier and the Navellier Group are not aware of any other matters to come before the Meeting.

    If a broker returns a "non-vote" proxy, indicating a lack of authority to vote on the Plan, then the Portfolio Shares covered by such broker non-vote shall be deemed present at the Meeting for the purposes of determining a quorum, but shall not be deemed to be represented at the Meeting for the purposes of calculating the number of Portfolio Shares present in person or represented by proxy at the Meeting with respect to the Plan or any other Proposal.

PROXY SOLICITATION

    Proxies will be solicited by mail and, if necessary to obtain the requisite representation of Shareholders, Mr. Navellier also may solicit proxies by telephone, telegraph, facsimile and/or personal interview by representatives of Mr. Navellier, Navellier Management, Inc., employees of Navellier Management, Inc., the former Investment Advisor to the Portfolio, or their affiliates, and by representatives of any independent proxy solicitation service retained for the Meeting including MacKenzie Partners, Inc., a proxy solicitation firm. Mr. Navellier has agreed to pay MacKenzie Partners a base fee of $15,000 plus a bonus of $25,000 if the proposal herein is approved. Navellier Management, Inc., whose principal location is One East Liberty Street, Third Floor, Reno, Nevada 89501, will bear the costs of its solicitation, including the costs such as the preparation and mailing of the notice, the combined prospectus/proxy statement, and the proxy, and the solicitation of proxies, including reimbursement to persons who forward proxy materials to their clients, and the expenses connected with the solicitation of these proxies in person, by telephone, or by telegraph. Banks, brokers, and other persons holding Portfolio Shares registered in their names or in the names of their nominees will be reimbursed for their expenses incurred in sending proxy materials to and obtaining proxies from the beneficial owners of such Portfolio Shares.

    Mr. Navellier, as sole owner of Navellier Management, Inc., has a financial interest in the outcome of the vote because Navellier Management, Inc. would be investment advisor to the merged Portfolio, for which it would receive investment advisory fees and administrative services fees.

    The vote of the shareholders of the Acquiring Fund is not being solicited, since their approval or consent is not necessary for the approval of the Reorganization.

REVOCATION OF PROXIES

    You may revoke your proxy: (i) at any time prior to the proxy's exercise by written notice to MFS at 500 Boylston Street, Boston, MA 02116 prior to the Meeting; (ii) by the subsequent execution and return of another proxy prior to the Meeting; or (iii) by being present and voting in person at the Meeting and giving oral notice of revocation to the Chairman of the Meeting.

NO DISSENTERS' RIGHTS OF APPRAISAL

    The purpose of the Meeting is to vote on the proposed tax-free Reorganization of the Portfolio into the Acquiring Fund, as described below in greater detail. The Portfolio is a separate series of the formerly named Navellier Series Fund. The Declaration of Trust of the formerly named Navellier Series Fund (the "Declaration of Trust") does not entitle shareholders to appraisal rights (i.e., to demand the fair value of their shares) in the event of a reorganization or proposed merger. Consequently, the shareholders will be bound by the terms of the Plan, if the Plan is approved at the Meeting for the Portfolio and approved by the current or future Board of Trustees. Any Shareholder, however, may redeem his or her Portfolio Shares at net asset value prior to the closing date of the proposed Reorganization.

ADDITIONAL VOTING INFORMATION

    As of the Record Date, there were outstanding and entitled to be voted 5,269,046 Portfolio Shares. As of the Record Date Charles Schwab & Company, San Francisco, California, The Fidelity Group and Smith Barney, each held for the benefit of others more than 5% of the Portfolio. Trustees and officers of The formerly named Navellier Series Fund own in the aggregate less than 1% of the shares of the Portfolio. To the knowledge of Mr. Navellier, no other person then owned more than 5% of the outstanding shares of the Portfolio.

    As more fully described in this combined prospectus/proxy statement, the Meeting has been called for the following purpose:

    PROPOSAL 1.  With respect to the Portfolio:

    To approve a proposed Agreement and proposed Plan of Reorganization (the "Plan"), whereby The formerly named Navellier Aggressive Small Cap Equity Portfolio would transfer all of its assets to The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund") of The Navellier Performance Funds in a tax-free exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the shareholders of The formerly named Navellier Aggressive Small Cap Equity Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all the liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of The formerly named Navellier Aggressive Small Cap Equity Portfolio.

    PROPOSAL 2.  Adjournment of the meeting to allow for additional solicitation of proxies if necessary to establish a quorum or to obtain additional votes in favor of the foregoing Proposal.

    As described below, if holders of more than 50% of the outstanding shares of record are present in person or by proxy, the approval by the Portfolio of Proposal 1 at the Meeting requires the affirmative vote of at least 67% of the Portfolio Shares present in person or represented by proxy at the Meeting or the vote of more than 50% of the outstanding shares entitled to vote, whichever is less.

    A GROUP OF SHAREHOLDERS OWNING OVER 10% OF THE OUTSTANDING SHARES OF THE FORMERLY NAMED NAVELLIER SERIES FUND REQUESTED THIS MEETING. MR. NAVELLIER AND NAVELLIER MANAGEMENT, INC. ("THE NAVELLIER GROUP") RECOMMEND THAT THE PROPOSED REORGANIZATION DESCRIBED HEREIN BE "APPROVED."

                                    SYNOPSIS

    The following is a summary of certain information contained elsewhere in this combined prospectus/ proxy statement, including the prospectuses of the Portfolio and the Acquiring Fund and the proposed Agreement and Plan of Reorganization. Shareholders should read this entire combined prospectus/proxy statement carefully.

THE PROPOSED REORGANIZATION

    Shareholders of the Portfolio will be asked at the Meeting to vote upon and approve the proposed Plan, which provides for the Reorganization of the Portfolio. A copy of the form of the Plan is set forth in Appendix A to this combined prospectus/proxy statement. Pursuant to the Plan, the Portfolio, which is a series of the formerly named Navellier Series Fund, a diversified, open-end management investment company organized as a business trust under the laws of the State of Delaware, would be merged tax-free into the Acquiring Fund of The Navellier Performance Funds. The Acquiring Fund is a series of THE NAVELLIER PERFORMANCE FUNDS, an open-end management investment company organized under the laws of the State of Delaware as a business trust. The Plan sets forth the terms and conditions under which the proposed Reorganization may be consummated. Approval by the present Trustees or newly elected Trustees of the Portfolio would be required in order to merge the Portfolio into the Acquiring Fund.

    THE NAVELLIER GROUP BELIEVES THE PROPOSED REORGANIZATION PLAN SHOULD BE APPROVED. The consummation of the proposed transactions contemplated by the Reorganization is subject to a number of conditions set forth in the Plan, some of which conditions may be waived by the Trustees. See "The Proposed Transactions--Agreement and proposed Plan of Reorganization." Among the significant conditions (which may not be waived) for the Reorganization are (i) the receipt by each of the Funds of an opinion of counsel (or a revenue ruling of the U.S. Internal Revenue Service) as to certain Federal income tax aspects of the Reorganization (see "The Proposed Transactions--Federal Income Tax Consequences") and (ii) the approval of the Plan by the affirmative vote of at least 67% of the Portfolio Shares present in person or by proxy if a quorum of shareholders is present or the holders of at least a majority of the outstanding voting Shares of the Portfolio, whichever amount is less and (iii) approval of the proposed merger by the present or newly elected Trustees of the Portfolio. The Plan provides, with respect to the Reorganization, for the acquisition of all the assets of the Portfolio by Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all the liabilities of the Portfolio (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract). The Acquiring Fund Shares received by Portfolio then would be distributed pro rata to the Shareholders of the Portfolio, and the outstanding Portfolio Shares of the Portfolio would be cancelled and the Portfolio would be liquidated. The Reorganization is anticipated to occur on June 23, 1997, or such later date as the parties may agree (the "Closing Date"). As a result of the proposed transactions contemplated by the Reorganization, each shareholder would receive a number of full and fractional shares of the corresponding Acquiring Fund having a total net asset value equal in value to the net asset value of his or her Portfolio Shares in the Portfolio as of the Closing Date of the Reorganization.

    The following sets forth the Portfolio and the corresponding Acquiring Fund:

                PORTFOLIO OF                               ACQUIRING FUND OF
            THE MFS SERIES TRUST                    THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------  --------------------------------------------
The formerly named Navellier                  The Navellier Aggressive
 Aggressive Small Cap Equity Portfolio         Small Cap Portfolio

    For the reasons set forth below under "The Proposed Transactions--Reasons for the Proposed Transactions", the Navellier Group, including Mr. Navellier and the former Investment Advisor, have concluded that the Reorganization would be in the best interests of the Portfolio and its shareholders and that the interests of existing shareholders will not be diluted as a result of the transactions contemplated by the Reorganization. The Navellier Group, therefore, has submitted the proposed Plan effecting the proposed Reorganization for approval by the shareholders of the Portfolio at the Meeting and recommends a vote FOR the proposed Plan.

INVESTMENT OBJECTIVES AND POLICIES

    GENERAL. The Acquiring Fund and the Portfolio as it was originally chartered and managed by Navellier Management, Inc. up to March 15, 1997 each were chartered and managed the same, i.e. to invest in equities of small cap issuers. When the independent trustees replaced Navellier Management, Inc. with MFS on March 15, 1997, the investment style of the Portfolio changed. Navellier Management, Inc. used a modern portfolio theory style of stock selection as does the Acquiring Fund. The MFS investment advisor with which the independent trustees replaced Navellier Management, Inc. does not use modern portfolio theory to select stocks.

    The investment objective of the Portfolio and of the Acquiring Fund is a fundamental policy which may not be changed without the approval of a vote of at least a "majority" (as that term is defined in the 1940 Act) of the outstanding shares, respectively, of the Portfolio or the Acquiring Fund. All other investment policies of the Portfolio and of the Acquiring Fund that are not specified as fundamental are not fundamental policies and may be changed by the Acquiring Fund Board of Trustees and the Portfolio Board of Trustees, respectively, without shareholder approval.

    THE NAVELLIER SMALL CAP EQUITY PORTFOLIO ("PORTFOLIO"). The investment objective of the Portfolio is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential by employing a modern portfolio theory to select securities. While the investment objectives remain the same, the stock selection process used to achieve that investment objective for the Portfolio changed after March 15, 1997 when Navellier Management, Inc. was effectively terminated by the independent trustees.

    The investment objective of the Acquiring Fund is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential. The Acquiring Fund is a newly organized Portfolio of The Navellier Performance Funds. The Acquiring Fund has no significant history of operations. The Acquiring Fund has the same investment advisor (Navellier Management, Inc.) which the Portfolio had prior to March 15, 1997 and employs the same modern portfolio investment style which was used by the Portfolio prior to March 15, 1997.

    For further discussion of the comparisons in the investment policies of the Acquiring Fund and of the Portfolio, see "Comparison of Investment Objectives and Policies" in this combined prospectus/proxy statement.

OPERATIONS OF THE NAVELLIER PERFORMANCE FUNDS AND THE ACQUIRING FUND FOLLOWING
  THE REORGANIZATION

    The Navellier Performance Funds and the Acquiring Fund will continue to operate substantially the same as each did prior to the Reorganization. The responsibilities, powers and fiduciary duties of the Trustees of The Navellier Performance Funds are essentially the same as those of the Trustees of the Portfolio. Subject to the provisions of The Navellier Performance Funds Declaration of Trust, dated October 17, 1995 (the "Trust Declaration"), the business of The Navellier Performance Funds and the Acquiring Fund is managed by the Navellier Performance Funds Board of Trustees (the "Trust Board"), which has all powers necessary and appropriate to carry out that business responsibility. The Trust Board supervises the business affairs and investments of the Acquiring Fund. The Acquiring Fund of The Navellier Performance Funds receives investment advisory services from Navellier Management, Inc. which was, prior to March 15, 1997, also the Investment Advisor to the Portfolio. Administrative services for The Navellier Performance Funds are provided for by Navellier Management, Inc.

MANAGEMENT FEES, ADMINISTRATIVE FEES, AND OTHER OPERATING EXPENSES

    MANAGEMENT FEES. Navellier Management, Inc., was, prior to March 15, 1997 (when it was replaced by MFS), investment advisor to the Portfolio pursuant to an investment management agreement between the formerly named Navellier Series Fund and Navellier Management, Inc. (the "Series Fund Management Contract"). Navellier Management, Inc. currently manages the investment and reinvestment of the assets of the Acquiring Fund, subject to the general supervision and control of the officers and Trustees of The Navellier Performance Funds. The Portfolio paid Navellier Management, Inc. and currently pays MFS an investment advisory fee at an annual rate of 1.25% of the aggregate average daily net asset value of the Portfolio. The Acquiring Fund pays Navellier Management, Inc. an investment advisory fee at an annual rate of 1.15% of the aggregate average daily net asset value of the Acquiring Fund.

    Before March 15, 1997, Navellier Management, Inc. complied with all applicable state regulations which required it to make reimbursements, respectively to Portfolio or Acquiring Fund in the event that Portfolio's or Acquiring Fund's respective aggregate operating expenses (including the management fee, but generally excluding taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) were in excess of specific applicable limitations. Due to recent federal legislation, there are no longer any such state regulations.

    ADMINISTRATIVE FEES AND OTHER OPERATING EXPENSES. Portfolio pays its own operating costs. Pursuant to an Administrative Services Agreement, Portfolio paid Navellier Management, Inc. an annual fee, pro rata monthly, of 0.25% of the aggregate average daily net asset value of the Portfolio to provide administrative services including shareholder servicing services to the Portfolio. After March 15, 1997, the Portfolio has been paying MFS the same 0.25% administrative services annual fee. The Acquiring Fund has an Administrative Services Agreement with Navellier Management, Inc. which has the same terms as the Administrative Services Agreement between Portfolio and Navellier Management, Inc. prior to March 15, 1997.

    The following sets forth the fund operating expenses (as a percentage of the average daily net assets) for the Portfolio for the twelve-month period ended December 31, 1996. Adjacent to the column for Portfolio expenses is presented the expected fund operating expenses (as a percentage of the average daily net assets) of the Acquiring Fund into which the Portfolio would merge under the Plan.

                                     TABLE


                                          PORTFOLIO               ACQUIRING FUND          COMBINED PRO FORMA
                                   ------------------------  ------------------------  ------------------------
Management Fees                             1.25%                     1.15%                     1.15%

Administrative Fees                         0.25%                     0.25%                     0.25%

Other Expenses                              0.36%                     0.15%                     0.15%
                                      (before waiver of      (pro forma after waiver   (pro forma after waiver
                                       reimbursement by         of reimbursement by       of reimbursement by
                                      investment advisor)       investment advisor)       investment advisor)

Total Fund Operating Expenses               1.75%                     1.55%                     1.55%
                                       (after waiver of      (pro forma after waiver   (pro forma after waiver
                                       reimbursement by         of reimbursement by       of reimbursement by
                                    investment advisor)(1)    investment advisor)(2)    investment advisor)(2)


------------------------


(1) Total operating expenses before waiver of reimbursements were 1.86% before the investment adviser waived reimbursement of $195,636 of expenses.



(2) This estimated 1.55% figure was arrived at based on an estimate that the investment advisor would waive reimbursement of approximately $270,849 in advanced expenses. Without the waiver, the estimated total operating expenses would have been an estimated 1.70% based on averaged daily net assets of $185,000,000. Based on $80,000,000 in average daily net assets, the estimated total operating expenses would have been 1.96%.

    As reflected above, it is expected that the Acquiring Fund will have lower total operating expenses than those historically incurred by Portfolio. Mr. Navellier believes that the lower management fee charged to the Acquiring Fund and avoiding or reducing costs by merging the Portfolio into the Acquiring Fund will save the Portfolio in excess of $100,000 per year by reducing the fees paid to trustees, outside counsel to the independent trustees, reducing duplicative printing and mailing and reduced management fees, and that the Reorganizations would be advantageous to and in the best interests of the Shareholders. See "The Proposed Transactions--Reasons for the Proposed Transactions".


PURCHASES AND EXCHANGES

    Acquiring Fund Shares are sold in a continuous offering and are offered to the public, and may be purchased through securities dealers or directly from the Acquiring Fund's underwriter, Navellier Securities Corp., at the net asset value next computed after the receipt of a purchase order. No sales charge is imposed by Acquiring Fund or Navellier Securities Corp. on any purchase of Acquiring Fund Shares; however, securities dealers may charge a processing fee for orders transmitted by such dealers to the Acquiring Fund. The Portfolio presently sells Portfolio shares in a continuous offering to the public at the public offering price which includes a sales charge of between 3% and 0% as set forth in the current Prospectus for the Portfolio. The Acquiring Fund does not charge any sales charge.

    The Acquiring Fund currently offers an exchange privilege, including telephone exchange privileges, which, subject to certain restrictions, permit shares of any of the two other portfolios of The Navellier Performance Funds to be exchanged for shares of the Acquiring Fund. These exchanges are based upon each Portfolio's net asset value per share next computed following receipt of a properly-executed exchange request, without any sales charge, and are not subject to an early withdrawal fee. These exchanges also may be made only between identically-registered accounts, and these exchange privileges also are available only in states where the shares to be acquired may be legally sold. If the proposed merger does not occur, Portfolio shareholders will not be able to exchange their Portfolio shares for shares of any series of the Navellier Performance Funds. Except for the foregoing, there would be no material differences between the exchange privileges which shareholders of the Portfolio currently have and the exchange privileges which such shareholders will have as shareholders of the Acquiring Fund upon effectiveness of the Reorganization.

    The Acquiring Fund has reserved the right to reject or refuse, at Acquiring Fund's discretion, any order for the purchase of its shares in whole or in part.

REDEMPTION PROCEDURES AND FEES

    Acquiring Fund Shares may be redeemed at a redemption price equal to the net asset value of the shares as next computed following the receipt of a request for redemption in proper form. Payment of redemption proceeds for redeemed Acquiring Fund Shares ordinarily are made within seven days after receipt of a redemption request in proper form and documentation. Shares of the Acquiring Fund may be redeemed without charge.

DIVIDENDS AND DISTRIBUTIONS; AUTOMATIC REINVESTMENT

    The Acquiring Fund and Portfolio each declares and pays dividends from the net investment income and short-term capital gains, if any, to shareholders during December of each year and distributes long-term capital gains, if any, to shareholders on an annual basis in December.

    The income dividends and capital gains distributions for investors in the Acquiring Fund and in the Portfolio are each automatically reinvested, without sales charge, in additional shares of the Acquiring Fund and of the Portfolio respectively at the applicable net asset value of such shares calculated on the ex-dividend date unless such an investor has requested otherwise in writing.

FEDERAL TAX CONSEQUENCES OF THE PROPOSED REORGANIZATION

    The Acquiring Fund and the Portfolio will receive, as a condition to the Reorganization, an opinion of Samuel Kornhauser, counsel to The Navellier Performance Funds, to the effect, for Federal income tax purposes, that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the U.S. Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, it is believed that no gain or loss generally will be recognized by The Navellier Performance Funds or by the Acquiring Fund, by the Fund or by the Portfolio, or by their respective shareholders (see "The Proposed Transactions--Federal Income Tax Consequences").

COSTS AND EXPENSES OF THE REORGANIZATION

    The Navellier Group will bear the costs, expenses, and professional fees incurred by them in the preparation and mailing of this notice and this combined prospectus/proxy statement and the proxy, and in their solicitation of proxies, which may include reimbursement to broker-dealers and others who forward proxy materials to their clients and the costs of a professional solicitation firm. See "Introduction and Voting Information--Proxy Solicitation".

CONTINUATION OF SHAREHOLDER ACCOUNTS; SHARE CERTIFICATES

    As a result of the proposed transactions contemplated by the Reorganization of the Portfolio into the Acquiring Fund, Shareholders would cease to be shareholders of the Portfolio and would receive on the books of the Acquiring Fund, that number of full and fractional Acquiring Fund Shares having an aggregate net asset value equal to the aggregate net asset value of his or her Portfolio Shares as of the close of business on the Closing Date.

    The Acquiring Fund will establish accounts on the Closing Date for Shareholders which will contain the appropriate number of Acquiring Fund Shares. Acceptance of Acquiring Fund Shares by a Shareholder will be deemed to be authorization of the Acquiring Fund and its agents to establish, with respect to the Acquiring Fund, all of the account options, including telephone redemptions, if any, and dividend and distribution options, as have been established for the Shareholder's Portfolio account. Shareholders who are receiving payments under an Automatic Investment Plan, with respect to Portfolio Shares, will retain the same rights and privileges as to Acquiring Fund Shares under such an Automatic Investment Plan after the Reorganization. Similarly, no further action will be necessary in order to continue, with respect to Acquiring Fund Shares, any retirement plan currently maintained by a Shareholder with respect to Portfolio Shares.

    As a series of a Delaware business trust, the Acquiring Fund will not issue certificates evidencing ownership of Acquiring Fund Shares. Shareholders of Portfolio will have their beneficial interests in Portfolio cancelled on the books of Portfolio in order to receive Acquiring Fund Shares on the books of Acquiring Fund as a result of the Reorganization.

    No sales or other charges will be imposed in connection with the issuance of Acquiring Fund Shares to Portfolio Shareholders pursuant to the Reorganization.

FORM OF ORGANIZATION OF THE NAVELLIER PERFORMANCE FUNDS

    The Navellier Performance Funds is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust pursuant to the Declaration of Trust. The operations of The Navellier Performance Funds and the Acquiring Fund (a Portfolio of The Navellier Performance Funds) are governed by this Declaration of Trust, by The Navellier Performance Funds' By-Laws, and by Delaware Law, as applicable. The formerly named Navellier Series Fund is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust. The operations of The formerly named Navellier Series Fund and the Portfolio are governed by The Navellier Series Fund

Declaration of Trust dated May 28, 1993, and by Delaware law, as applicable. Both The Navellier Performance Funds and The formerly named Navellier Series Fund, as well as their series investment portfolios, are subject to the provisions of the 1940 Act, and the rules and regulations of the Commission thereunder. The Navellier Performance Funds is authorized to issue an unlimited number of shares of beneficial interest in one or more series investment portfolios or funds. Currently, The Navellier Performance Funds is composed of three (3) separate investment portfolios: The Navellier Aggressive Growth Portfolio, The Navellier Mid Cap Growth Portfolio and The Navellier Aggressive Small Cap Portfolio ("the Portfolio"). See "The Proposed Transactions--Description of Securities to Be Issued".

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

    As discussed below, the investment objective and policies of the Acquiring Fund and the Portfolio were, prior to March 15, 1997, essentially the same. Effective March 16, 1997, the independent trustees of Portfolio retained MFS as investment advisor to the Portfolio. MFS does NOT apply the proprietary modern portfolio theory investment style which Navellier Management, Inc. applied to investments for the Portfolio prior to March 15, 1997 and which Navellier Management, Inc. still applies in its investment advice for the Acquiring Fund.

INVESTMENT OBJECTIVE AND POLICIES

    GENERAL. The Acquiring Fund and the Portfolio each invest in the common stocks of small cap companies (companies with market capitalization of less than $1 Billion).

INVESTMENT OBJECTIVE OF THE ACQUIRING FUND

    The Investment Objective of the Acquiring Fund is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Acquiring Fund invests in securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Acquiring Fund is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential by applying the proprietary modern portfolio theory techniques of Navellier Management, Inc. There can be no assurance that the Acquiring Fund will achieve its investment objectives. The Acquiring Fund's investment objectives may not be changed without shareholder approval. The Acquiring Fund should not be considered suitable for investors seeking current income. Investors in this Portfolio pay no sales charge and no 12b-1 fee.

INVESTMENT OBJECTIVE OF THE PORTFOLIO

    The investment objective of the Portfolio is the same as the investment objective of the Acquiring Fund but, since March 15, 1997, when MFS was hired as investment advisor to the Portfolio, the investment style (method of stock selection) has changed. MFS does not use the modern portfolio theory style of stock selection which Navellier Management, Inc. used for the Portfolio prior to its replacement as investment advisor. The Portfolio's investment objective is to achieve long-term growth of capital primarily through investment in small cap companies with appreciation potential. The Portfolio invests in securities traded in the United States securities markets of domestic issuers and of foreign issuers. The sole objective of the Portfolio is to seek to achieve long term growth of capital primarily through investments in securities of small cap companies (companies with market capitalization of less than $1 Billion) with appreciation potential. There can be no assurance that the Portfolio will achieve its investment objectives. The Portfolio's investment objectives may not be changed without shareholder approval. The Portfolio should not be considered suitable for investors seeking current income. Investors in the Portfolio pay a sales charge of between 3% and 0%. There is no 12b-1 fee.

    OTHER INVESTMENTS. Both the Acquiring Fund and the Portfolio may, for temporary defensive purposes or to maintain cash or cash equivalents to meet anticipated redemptions, also invest in debt securities and money market funds if, in the opinion of the investment advisor, such investment will further their cash needs or temporary defensive needs. In addition, when the investment advisor feels that market or other conditions warrant it, for temporary defensive purposes, both the Acquiring Fund and the Portfolio may retain cash or invest all or any portion of their assets in cash equivalents, including money market mutual funds. Under normal conditions, both the Acquiring Fund's and Portfolio's holdings in such non-equity securities should not exceed 35% of the total assets of such fund. If either the Acquiring Fund's or the Portfolio's assets, or a portion thereof, are retained in cash or money market funds or money market mutual funds, such cash will, in all probability, be deposited in interest-bearing or money market accounts or Rushmore's money market mutual funds. Rushmore Trust & Savings, FSB is also the Acquiring Fund's Transfer Agent and Custodian. Cash deposits by both the Acquiring Fund and the Portfolio in interest bearing instruments issued by Rushmore Trust & Savings ("Transfer Agent") will only be deposited with the Transfer Agent if its interest rates, terms, and security are equal to or better than could be received by depositing such cash with another savings institution. Money market investments have no FDIC protection and deposits in Rushmore Trust & Savings, FSB accounts have only $100,000 protection.

CERTAIN INVESTMENT RESTRICTIONS AND LIMITATIONS

    The investment restrictions and limitations of Acquiring Fund and those of the current Portfolio are substantially similar, however the Navellier investment style for the Acquiring Fund is different than the MFS investment style of the current Portfolio. Unless otherwise specified, the investment restrictions and limitations are considered to be "fundamental" policies, and, as such, may not be changed without approval of the holders of a "majority" (as that term is defined in the 1940 Act) of Acquiring Fund's or Portfolio's respective outstanding shares.

    Both the Acquiring Fund and Portfolio may not:

         1. Purchase securities of any issuer, other than obligations issued or guaranteed as to principal and interest by the United States government or its agencies or instrumentalities, if immediately thereafter (i) more than 5% of Acquiring Fund's or Portfolio's total assets (taken at market value) would be invested in the securities of such issuer, or (ii) more than 10% of the voting securities of any class of such issuer would be held by Acquiring Fund or by Portfolio.

         2. Concentrate the Portfolio investments of Acquiring Fund or of Portfolio in any one industry. To comply with this restriction, no security may be purchased for Acquiring Fund or Portfolio if such purchase would cause the value of the aggregate investment of Acquiring Fund or of Portfolio in any one industry to be 25% or more of Acquiring Fund's or Portfolio's total assets (taken at market value).

         3. Purchase any securities or other property on margin, or engage in short sales of securities (unless it owns, or by virtue of its ownership of other securities has the right to obtain without payment of any additional consideration securities equivalent in kind and amount to the securities sold); PROVIDED, HOWEVER, that both Acquiring Fund and Portfolio may obtain short-term credit as may be necessary for the clearance of purchases and sales of securities.

         4. Make cash loans, except that both the Acquiring Fund and Portfolio may purchase bonds, notes, debentures, or similar obligations which are customarily purchased by institutional investors whether publicly distributed or not.

         5. Make securities loans, except that both the Acquiring Fund and Portfolio may make loans of the securities of Acquiring Fund or of Portfolio, provided that the market value of the securities subject to any such loans does not exceed 33 1/3% of the value of the total assets (taken at market value) of Acquiring Fund or Portfolio.

         6. Make investments in real estate or commodities or commodity contracts, including futures contracts, although both Acquiring Fund and Portfolio may purchase securities of issuers which deal in real estate or commodities although this is not a primary objective of the Acquiring Fund or of Portfolio but only if such securities are small cap equity securities or constitute less than 35% of the Acquiring Funds or Portfolio's total assets.

         7. Invest in oil, gas, or other mineral exploration or development programs, although both the Acquiring Fund and Portfolio may purchase securities of issuers which engage in whole or in part of such activities, but only if such securities are small cap equity securities or constitute less than 35% of Acquiring Fund's or Portfolio's total assets.

         8. Invest in or sell puts, calls, straddles, and any combination thereof.

         9. Purchase securities of companies for the purpose of exercising management or control.

        10. Participate in a joint or joint and several trading account in securities.

        11. Purchase the securities of (i) other open-end investment companies, or (ii) closed-end investment companies.

        12. Issue senior securities or borrow money, except that Acquiring Fund and Portfolio may (i) borrow money only from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests, that might otherwise require the untimely disposition of securities, provided that any such borrowing does not exceed 10% of the value of the total assets (taken at market value) of Acquiring Fund or Portfolio, and (ii) borrow money only from banks for investment purposes, provided that (a) after each such borrowing, when added to any borrowing described in clause (i) of this paragraph, there is an asset coverage of at least 300% as defined in the Investment Company Act of 1940, and (b) is subject to an agreement by the lender that any recourse is limited to the assets of Acquiring Fund or Portfolio with respect to which the borrowing has been made. Neither Acquiring Fund or Portfolio may invest in securities while the amount of its borrowing exceeds 5% of its total assets.

        13. Pledge, mortgage, or hypothecate its assets to an extent greater than 10% of its total assets to secure borrowings made pursuant to the provisions of Item 12 above.

                             PRINCIPAL RISK FACTORS


    The principal risks associated with an investment in the Portfolio since March 15, 1997 and an investment in the Acquiring Fund are:


LACK OF OPERATING HISTORY AND EXPERIENCE


    The Acquiring Fund is a newly organized investment company portfolio of The Navellier Performance Funds with a short history of operations. The acquiring Fund had $144,350 in assets on March 17, 1997 when it actively began selling shares and presently has $4,275,059 in assets. Navellier Management, Inc. was organized on May 28, 1993 and managed the assets of The formerly named Navellier Series Fund from January 3, 1994 (and the publicly invested assets of The formerly named Navellier Series Fund since April 1, 1994) to March 15, 1997.


    Navellier Management, Inc. is also the investment advisor to the Acquiring Fund and has been managing the assets of The Navellier Performance Funds since December 28, 1995. None of the principals, officers, legal counsel, or directors of the Navellier Management, Inc. (including such of those persons who are also controlling persons or legal counsel of the Acquiring Fund) had, before June 1993 ever registered, operated, or supervised the operations of investment companies, and there is no assurance that their past business experiences or their experience with The Navellier Series Fund will enable them to successfully manage the assets of the Acquiring Fund in the future. Samuel Kornhauser is the legal counsel to both the Acquiring Fund and to Navellier Management, Inc., the Acquiring Fund's investment advisor. The Independent Trustees of the Portfolio terminated Mr. Kornhauser (over Mr. Navellier's objection) as counsel to the Portfolio on April 26, 1996 claiming that he had a potential conflict of interest as counsel to the Portfolio and to Navellier Management, Inc. Mr. Kornhauser denied any such conflict, particularly in light of the fact that decisions regarding Navellier Management, Inc.'s dealings with the Portfolio were made by the vote of the Independent Trustees who were not represented by Mr. Kornhauser. Louis Navellier, the owner of the Investment Advisor, has been in the business of rendering advisory services to significant pools of capital such as retirement plans and large investors since 1987.

    Louis Navellier, the owner of Navellier Management, Inc., is also the owner of another investment advisory firm, Navellier & Associates Inc., which presently manages over $1.8 billion in investor funds. The owner of Navellier Management, Inc. is also the owner of another investment advisory firm, Navellier Fund Management, Inc., and controls other investment advisory entities which manage assets and/or act as sub-advisors, all of which firms employ the same basic modern portfolio theories and select many of the same over-the-counter stocks and other securities which Navellier Management, Inc. intends to employ and invest in while managing the portfolios of the Acquiring Fund. Because many of the over-the-counter and other securities which Navellier Management, Inc. intends to, or may, invest in have a smaller number of shares available to trade than more conventional companies, lack of shares available at any given time may result in the Portfolio or the Acquiring Fund not being able to purchase or sell all shares which Navellier Management, Inc. desires to trade at a given time or period of time, thereby creating a potential liquidity problem which could adversely affect their performance. Since Navellier Management, Inc. will be trading on behalf of the Portfolio and the Acquiring Fund in some or all of the same securities at the same time that Navellier & Associates, Inc., Navellier Fund Management, Inc. and other Navellier controlled investment entities are trading, the potential liquidity problem could be exacerbated. In the event the number of shares available for purchase or sale in a security or securities is limited and therefore the trade order cannot be fully executed at the time it is placed, i.e., where the full trade orders of Navellier & Associates, Inc., Navellier Fund Management, Inc. and other Navellier controlled investment entities and the Acquiring Fund or Portfolio cannot be completed at the time the order is made, Navellier & Associates Inc., and the other Navellier controlled investment entities and Navellier Management, Inc. will allocate their purchase or sale orders in proportion to the dollar value of the order made by the other Navellier entities, and the dollar value of the order made by the Acquiring Fund or Portfolio. For example, if Navellier & Associates, Inc. and Navellier Fund Management, Inc. each place a $25,000 purchase order and Navellier Management, Inc., on behalf of the Acquiring Fund or Portfolio, places a $50,000 purchase order for the same stock and only $50,000 worth of stock is available for purchase, the order would be allocated $12,500 each of the stock to Navellier & Associates, Inc. and Navellier Fund Management, Inc., and $25,000 of the stock to the Acquiring Fund or Portfolio. As the assets of the Acquiring Fund or Portfolio increase, the potential for shortages of buyers or sellers increases, which could adversely affect the performance of the Acquiring Fund or Portfolio. While Navellier Management, Inc. generally does not anticipate liquidity problems (i.e., the possibility that the Acquiring Fund or Portfolio cannot sell shares of a company and therefore the value of those shares drops) unless the Acquiring Fund or Portfolio has assets in excess of two billion dollars (although liquidity problems could still occur when the Acquiring Fund or Portfolio has assets of substantially less than two billion dollars), each investor is being made aware of this potential risk in liquidity. These same liquidity risks exist for the Portfolio.

    An investment in shares of the Acquiring Fund involves certain speculative considerations. There can be no assurance that any of the Acquiring Fund's objectives will be achieved or that the value of the investment will increase. An investment in shares of the Portfolio also involves the same risks.

    All securities in which the Acquiring Fund may invest are inherently subject to market risk, and the market value of the Acquiring Fund's investments will fluctuate. The Portfolio is subject to the same risks.

INVESTING IN SECURITIES OF FOREIGN ISSUERS

    Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include, among others, changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information, the difficulty of interpreting financial information prepared under laws applicable to foreign securities markets, the impact of political, social, or diplomatic developments, difficulties in invoking legal process abroad, and the difficulty of assessing economic trends in foreign countries. Navellier Management, Inc. will use the same basic selection criteria for investing in foreign securities as it uses in selecting domestic securities.

    While, to some extent, the risks to the Acquiring Fund of investing in foreign securities may be limited, since it may not invest more than 25% of its net asset value in such securities and since it may only invest in foreign securities which are traded in the United States securities markets, the risks nonetheless exist. The same risks apply to the Portfolio's investments in foreign securities.

PORTFOLIO TURNOVER

    The annual rate of portfolio turnover for the Acquiring Fund is unknown, since it is newly formed and has no significant operating history and therefore, no annual portfolio turnover rate presently exists. Navellier Management, Inc. estimates that the annual portfolio turnover rate will not exceed 200%. Navellier Management, Inc., which was, up to March 16, 1997, also the investment advisor to the Portfolio, will employ the same investment style for the Acquiring Fund as it employed in managing the Portfolio, which had an annual portfolio turnover rate in 1996 of 136.9%. However, these are NOT restrictions on Navellier Management, Inc. and if, in Navellier Management Inc.'s judgment, a higher annual portfolio turnover rate is required in order to attempt to achieve a higher overall performance, then Navellier Management, Inc. is permitted to do so. However, high portfolio turnover (100% or more) will result in increased brokerage commissions, dealer mark-ups, and other transaction costs on the sale of securities and on reinvestment in other securities and could therefore adversely affect performance. To the extent that increased portfolio turnover results in sales at a profit of securities held less than three months, the Acquiring Fund's ability to qualify as a "regulated investment company" under the Internal Revenue Code may be affected.

    The risks associated with portfolio turnover for Acquiring Fund are essentially the same for the Portfolio.

    Both the Portfolio and the Acquiring Fund are diversified investment companies and as such, at least 75% of each of said portfolio's total assets must be invested in cash, U.S. Government securities and other securities. Such securities of any one issuer are limited, for the purposes of this calculation, to an amount not greater than 5% of the value of each of the portfolio's total assets and 10% of the outstanding voting securities of any one issuer.

                           THE PROPOSED TRANSACTIONS

PROPOSED AGREEMENT AND PLAN OF REORGANIZATION

    The terms and conditions of the proposed merger, as contemplated by the Reorganization, are set forth in the Plan. Significant provisions of the Plan, with respect to the proposed Reorganization of the Portfolio into the Acquiring Fund, are summarized immediately below. This summary, however, is qualified in its entirety by reference to the Plan, a form of which is attached to this combined prospectus/ proxy statement as Appendix A.

    With respect to the proposed Reorganization, the Plan contemplates (i) the Acquiring Fund, on the closing date of the Reorganization, acquiring all of the assets of the Portfolio in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Portfolio (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) and (ii) the constructive distribution of Acquiring Fund Shares to the Shareholders of the Portfolio in exchange for the Portfolio Shares of such Shareholders, all as provided for by the Plan.

    The assets of the Portfolio to be acquired by the Acquiring Fund include all property, including without limitation, all cash, securities, commodities and futures interests and dividends or interest receivables which are owned by the Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Portfolio on the closing date of the Reorganization. The Acquiring Fund will assume from the Portfolio all liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract), expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Portfolio. The Acquiring Fund also will deliver Acquiring Fund Shares to the Portfolio, which Acquiring Fund Shares the Portfolio then shall distribute to the Shareholders of Portfolio in exchange for such Shareholders' Portfolio Shares. The exchange of the Portfolio's assets for the Acquiring Fund Shares is anticipated to occur on June 23, 1997, or such later date as the parties may agree (the "Closing Date").

    The value of the Portfolio's assets to be acquired by, and the value of the Portfolio's liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) to be assumed by, the Acquiring Fund and the net asset value of a share of the Acquiring Fund will be determined as of immediately after the close of regular trading on the NYSE on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's then-current Prospectus and Statement of Additional Information.

    Upon the Closing Date, the Portfolio will liquidate and distribute pro rata to its Shareholders of record (as evidenced by such Shareholders' Portfolio Shares) the Acquiring Fund Shares received by the Portfolio in exchange for such Shareholders' interests in the Portfolio. This liquidation and distribution will be accomplished by opening accounts on the books of the Acquiring Fund in the name of each shareholder of record in the Portfolio and by crediting thereon the shares previously credited to the Portfolio account of the shareholder on those books, as described above (see "Synopsis--Continuation of Shareholder Accounts; Share Certificates"). Each such Acquiring Fund shareholder account shall represent the respective pro-rata number of the Acquiring Fund Shares due to such Shareholder.

    Accordingly, every Shareholder will own Acquiring Fund Shares immediately after the Reorganization, the total value of which Acquiring Fund Shares will be equal to the total value of his or her Portfolio Shares immediately prior to the Reorganization. Moreover, because the Acquiring Fund Shares will be issued at net asset value in exchange for the net assets transferred from the Portfolio, the total net asset value of the Acquiring Fund Shares received by Portfolio Shareholders after the transfer of assets will be equal to the net asset value of the Portfolio Shares at the Closing Date. Thus, the Reorganization will not result in a dilution in value of any Shareholder account.

    The consummation of the proposed transaction contemplated by the Reorganization is subject to a number of conditions set forth in the Plan, some of which conditions may be waived by the Series Fund Board or the Performance Funds Board, or by an authorized officer of The formerly named Navellier Series Fund or The Navellier Performance Funds, as appropriate. Among the significant conditions (which may not be waived) for the Reorganization are: (i) the receipt by the Portfolio and by the Acquiring Fund of an opinion of counsel to The Navellier Performance Funds as to certain Federal income tax aspects of the Reorganization (see "The Proposed Transactions--Federal Income Tax Consequences"); (ii) the approval of the Plan by the affirmative vote of the holders of at least 67% of the Portfolio shares present in person or by proxy entitled to vote at the Portfolio shareholders' meeting if a quorum is present or a majority of the Portfolio's outstanding voting shares, whichever percentage is less and (iii) approval of the Plan by the Portfolio's present or a newly elected Board of Trustees. The Plan may be terminated and the Reorganization abandoned at any time, before or after approval by the Shareholders, prior to the applicable Closing Date or by mutual consent of the Portfolio and the Acquiring Fund. In addition, the Plan may be amended in any mutually-agreeable manner, except that no amendment may be made to the Plan subsequent to the Meeting that would be materially detrimental to the Shareholders.

    The Investment Advisor to the Acquiring Fund (Navellier Management, Inc.) contemplates that the Portfolio's assets at the date of the transactions of the Reorganization will be invested in a manner consistent with the investment objectives and policies of both the Portfolio and the Acquiring Fund.

REASONS FOR THE PROPOSED TRANSACTIONS

    Navellier Management, Inc. was effectively terminated as Investment Advisor to Portfolio by the Portfolio's independent trustees on March 13, 1997 when they refused to renew Navellier's investment advisory agreement. As a result, Portfolio shareholders who invested in Portolio because they wanted Navellier Management, Inc.'s unique investment style no longer have it. If, however, the proposed merger is approved by the shareholders and the current or future Board of Trustees, the Portfolio shareholders will again have the same Navellier Management, Inc., investment style, objectives and policies which they had in the Portfolio prior to March 16, 1997 and can regain that Navellier Management, Inc. investment style tax-free through the proposed merger. As described below in greater detail, the Navellier Group and the Performance Fund's Board believe the Reorganization would benefit Shareholders of the Portfolio by effectively reinstating Navellier Management, Inc. as Investment Advisor to the Portolio's shareholders by means of the proposed merger into the Acquiring Fund and would further benefit Portfolio shareholders by substantially reducing existing operating costs and expenses of the Portfolio by an estimated $100,000 per year or more thereby promoting more efficient operations. The proposed Reorganization was first recommended to the Series Fund Board by Navellier Management, Inc., the investment advisor to the Portfolio and by Louis Navellier, a then Trustee of the Portfolio and one of the Portfolio Managers of the Portfolio, at the April 26, 1996 meetings of the Board of Trustees of the Portfolio because Mr. Navellier felt that a proposed merger of the Portfolio into the Acquiring Fund would substantially reduce the annual operating expenses of the Portfolio by eliminating or reducing the Portfolio's annual Independent Trustee's fees, expenses, independent counsel's fees and liability insurance; by reducing duplicative costs of printing separate prospectuses, annual and semi-annual shareholder reports, quarterly reports and mailings for both the Portfolio and the Acquiring Fund; by reducing the management fee charged by the Investment Advisor; and that a proposed merger would generally increase the efficiency of operations and would not result in any change in the way the assets were managed, since the Investment Advisor, Navellier
Management, Inc., would remain the same and would operate pursuant to the same investment objectives and restrictions. For these reasons, Mr. Navellier felt that the Reorganization of the Portfolio into the Acquiring Fund was in the best interests of the Shareholders of the Portfolio and that the interests of the Shareholders of the Portfolio would not be diluted by the Reorganization.

    The Navellier Group strongly recommends that the Shareholders of the Portfolio vote FOR Proposal 1 (the Reorganization of the Portfolio) based on a number of factors, first and foremost of which is that the Reorganization should result in substantial savings and be a means of reacquiring Navellier Management, Inc. as Investment Advisor with the same investment objectives, policies and investment style and would permit the Shareholders of the Portfolio to pursue the same investment goals. The Navellier Group also believes that the Reorganization, if effected, would enable the resulting larger fund complex, with its larger asset base, to achieve enhanced distribution capability through the no load fund supermarkets. It is also believed that the anticipated reduction in costs should increase the performance of the Portfolio.


    The proposed merger should permit the reduction or elimination of certain duplicative costs and expenses presently incurred for services that are separately performed for both the Portfolio and the Acquiring Fund. For example, the projected $75,000 per annum in Independent Trustees fees and expenses expected to be paid to the Independent Trustees of the Portfolio would be eliminated, as would the $25,000 per year in liability insurance and the approximately $45,000 in attorney's fees and costs of the outside counsel for the Independent Trustees. Printing and mailing costs should be reduced as a result of a single prospectus, annual report, and semi-annual report. As a general rule, economies can be expected to be realized primarily with respect to fixed expenses, such as costs of printing and fees for professional services. Expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, however, would be largely unaffected by the Reorganization. Achievement of these goals, of course, cannot be assured.


    The Navellier Group recommends the proposed Reorganization, and the transactions contemplated thereby, to the Shareholders for the reasons set forth above as well as on a number of other factors, including the following:

1. the continued availability of Navellier Management, Inc., as Investment Advisor managing the assets of the Portfolio Shareholders which would be lost if a proposed merger is not approved;

2. the terms and conditions of the Reorganization and the fact that the Reorganization would not result in dilution of Shareholder interests;

3. the fact that the investment objectives, policies, Navellier investment style and restrictions of the Portfolio and the Acquiring Fund would again be essentially the same;

4. similar service features available to shareholders in the Portfolio and the Acquiring Fund;

5. the anticipated benefits to the Shareholders of the Portfolio of being part of the Navellier family of funds; and

6.  the tax-free nature and consequences of the Reorganization.

DESCRIPTION OF SECURITIES TO BE ISSUED

    GENERAL. The Acquiring Fund Shares to be issued pursuant to the proposed Reorganization represent shares of beneficial interest in The Navellier Aggressive Small Cap Portfolio of The Navellier Performance Funds, which is a diversified, open-end management investment company. The Navellier Performance Funds is an unincorporated voluntary association organized under the laws of the State of Delaware as a business trust, pursuant to The Navellier Performance Funds' Declaration of Trust, dated October 17, 1995 (the "Declaration of Trust"). The Declaration of Trust authorizes The Navellier Performance Funds to issue an unlimited number of shares of beneficial interest in one or more series. Currently, The Navellier Performance Funds has authorized three series: the Navellier Aggressive Growth

Portfolio, the Navellier Mid Cap Growth Portfolio and the Navellier Aggressive Small Cap Portfolio (which is the "Acquiring Fund"). Other series in The Navellier Performance Funds, however, may be added in the future. Each Acquiring Fund Share represents an equal proportionate interest with each other Acquiring Fund Share and each such Acquiring Fund Share is entitled to equal voting, dividend, liquidation and redemption rights. Acquiring Fund Shares entitle their holders to one vote per full share held and to fractional votes for fractional shares held. The Acquiring Fund Shares do not have cumulative voting rights, preemptive rights or subscription rights and are fully paid, nonassessable, redeemable and freely transferable.

    Currently, each shareholder of the Acquiring Fund is permitted to inspect the records, accounts and books of The Navellier Performance Funds for any legitimate business purpose.

    MEETINGS. As a Delaware business trust, The Navellier Performance Funds is not required to hold an annual shareholders' meeting if the 1940 Act does not require such a meeting. The Declaration of Trust provides that a special meeting of The Navellier Performance Funds shareholders of any series of The Navellier Performance Funds may be called by the Trustees of The Navellier Performance Funds ("Trustees") and shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of The Navellier Performance Funds entitled to vote. The Navellier Performance Funds will hold special shareholder meetings as required or deemed desirable by the Performance Board for such purposes as electing Trustees, changing fundamental policies or approving an investment advisory or shareholder services agreement. Any Trustee may be removed from office with or without cause at any time either by written instrument, signed by at least two-thirds (2/3) of the number of Trustees prior to such removal, specifying the date upon which such removal shall become effective, or by a vote of The Navellier Performance Funds shareholders owning at least two-thirds (2/3) of the outstanding shares of The Navellier Performance Funds. If requested by shareholders of at least 10% of the outstanding shares of The Navellier Performance Funds, The Navellier Performance Funds will call a shareholder meeting for the purpose of voting upon the question of the removal of a Trustee and will assist in communications with other Navellier Performance Funds shareholders as required by Section 16(c) of the 1940 Act.

    SHAREHOLDER LIABILITY. Beneficial owners of a Delaware business trust, such as The Navellier Performance Funds, except to the extent otherwise provided in the governing instrument of the business trust, are entitled to the same limitation of personal liability extended to stockholders of private for-profit corporations. The Navellier Performance Funds's governing instrument, the Trust Declaration, specifically disclaims shareholder liability for acts or obligations of The Navellier Performance Funds and provides that The Navellier Performance Funds' shareholders shall not be subject to any personal liability for the acts or obligations of The Navellier Performance Funds. The Trust Declaration further provides for indemnification, out of the property of the series of The Navellier Performance Funds with respect to which such shareholder's shares are issued, for all losses and expenses of any shareholder held personally liable solely by reason of his or her being or having been a shareholder of such series and not because of his or her acts or omissions or for some other reason. Thus, the risk of a shareholder of The Navellier Performance Funds incurring financial loss on account of shareholder liability is considered remote since such liability is limited to circumstances in which a disclaimer is inoperative and The Navellier Performance Funds would be unable to meet its obligations.

    LIABILITY OF TRUSTEES. Under the Declaration of Trust of The Navellier Performance Funds, a Trustee will be held personally liable only for the Trustee's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of a Trustee. Under said Declaration of Trust and separate indemnity agreements, trustees and officers of The Navellier Performance Funds ("Trust Officers") will be indemnified for the expenses of litigation against them unless it is determined that the person did not act in good faith in the reasonable belief that the person's action was in or not opposed to the best interest of The Navellier Performance Funds or if the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of that person's duties.

The Navellier Performance Funds also may advance money for these expenses provided that the Trustee or the Trust Officer undertakes to repay The Navellier Performance Funds if that person's conduct later is determined to preclude indemnification. The Navellier Series Fund's Declaration of Trust and separate indemnity agreements currently set forth comparable provisions.

    The foregoing is only a summary of certain characteristics of (i) the shares of beneficial interest of The Navellier Performance Funds to be issued pursuant to the proposed Reorganization, (ii) the operations of The Navellier Performance Funds' Declaration of Trust and By-Laws, and (iii) Delaware law. The foregoing is not a complete description of the shares of beneficial interest of The Navellier Performance Funds nor of the documents or laws cited. Shareholders should refer to the provisions of Delaware law directly for a more thorough description.

FEDERAL INCOME TAX CONSEQUENCES

    The formerly named Navellier Series Fund and The Navellier Performance Funds will receive, as a condition to the Reorganization, an opinion from Samuel Kornhauser, counsel to The Navellier Performance Funds to the effect, for Federal income tax purposes and with respect to the Reorganization, that:

1. the proposed Reorganization and the transactions contemplated thereby, as described herein, will constitute a tax-free "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code (the "Code");

2. no gain or loss generally will be recognized to the Portfolio upon the transfer of all of the Portfolio's assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of the Portfolio and the subsequent distribution of those Acquiring Fund Shares to the Portfolio's Shareholders of record in liquidation thereof;

3. no gain or loss will be recognized to the Acquiring Fund upon the receipt of those Portfolio assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of those Portfolio liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract);

4. the Acquiring Fund's basis for those Portfolio assets transferred by the Portfolio to the Acquiring Fund will be the same as the basis thereof in the Portfolio's hands immediately before the Reorganization and the Acquiring Fund's holding period for those assets will include the Portfolio's holding period therefor;

5. each Shareholder of record will recognize no gain or loss upon the constructive exchange of all of his or her Portfolio Shares solely for Acquiring Fund Shares pursuant to the Reorganization;

6. each Shareholder's basis for the Acquiring Fund Shares to be received by the Shareholder pursuant to the Reorganization will be the same as the Shareholder's basis in the Portfolio Shares to be constructively surrendered in exchange therefor; and

7. each such Shareholder's holding period for those Acquiring Fund Shares will include the period during which the Portfolio Shares to be constructively surrendered in exchange for Acquiring Fund Shares were held, provided the Portfolio Shares were held as capital assets by that Shareholder on the date of the Reorganization.

    A revenue ruling of the Internal Revenue Service as to the Reorganization is not expected to be obtained.

    As of December 31, 1996, the Portfolio had a loss carryover of $1,910,202.00 and, as of December 31, 1996, the Acquiring Fund had no loss carryover. None, some or all of the Portfolio's loss carryover may be lost if the proposed merger occurs, depending on future tax circumstances of the Portfolio.

    THE FOREGOING IS INTENDED TO BE ONLY A SUMMARY OF THE PRINCIPAL FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION AND SHOULD NOT BE CONSIDERED TO BE TAX ADVICE. THERE CAN BE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL CONCUR ON ALL OR ANY OF THE ISSUES DISCUSSED ABOVE. SHAREHOLDERS OF THE PORTFOLIO ARE URGED TO CONSULT THEIR OWN TAX ADVISORS REGARDING THE FEDERAL, STATE AND LOCAL TAX CONSEQUENCES WITH RESPECT TO THE FOREGOING MATTERS AND ANY OTHER CONSIDERATIONS WHICH MAY BE APPLICABLE TO THE SHAREHOLDERS.

PRO FORMA CAPITALIZATION AND RATIOS

    The following tables show the capitalization of the Portfolio as of December 31, 1996 and the Acquiring Fund separately, as of February 28, 1997, and combined in the aggregate on a pro forma basis, as of December 31, 1996, giving effect to the Reorganization:

                                                                  ACQUIRING       PRO FORMA
                                               PORTFOLIO            FUND           COMBINED
                                            ---------------     -------------    ------------
Net Assets..............................    $   190,034,513(4)            $0     $190,034,513
Net Asset Value Per Share...............             $17.79               $0           $17.79
Shares Outstanding......................         10,683,004               0        10,683,004

(4)   The assets of the Portfolio are now approximately $75 million.

DISSOLUTION OF THE PORTFOLIOS

    If the Plan is approved by the Shareholders of the Portfolio and the Reorganization is completed, the Portfolio will be dissolved as soon as practicable in accordance with the provisions of Delaware law and the Plan. See "The Proposed Transactions--Agreement and proposed Plan of Reorganization".

NAVELLIER GROUP RECOMMENDATION

    The Navellier Group has solicited this shareholder vote to approve the Reorganization and recommends that the Portfolio Shareholders vote FOR the Reorganization on the enclosed GOLD proxy card. The Navellier Group, for the reasons mentioned herein (See "Reasons For Proposed Transactions"), believes the Reorganization of the Portfolio into the Acquiring Fund would result in the reacquisition of Navellier Management, Inc. as Investment Advisor to Portfolio shareholders and would result in substantial cost savings, would be in the best interests of the Portfolio Shareholders and that their interests would not be diluted.

    The Navellier Group therefore recommends that the Shareholders of the Portfolio vote FOR Proposal No. 1 (the proposal to merge the Portfolio into the Acquiring Fund and the transactions contemplated thereby) and Proposal No. 2 (to authorize adjournments of the shareholder meeting).

    With respect to the reorganization of the Portfolio into the Acquiring Fund, the independent Trustees of the Portfolio by their actions and statements since March 13, 1997, have opposed the proposed merger. In the event that the Shareholders of the Portfolio do not approve the proposed merger of the Portfolio into the Acquiring Fund contemplated hereunder, Navellier Management, Inc. would not be investment advisor of your assets.

REQUIRED VOTE

    As described above, if 50% of the outstanding shares entitled to vote) is present in person or by proxy, the approval of the Plan by the Shareholders of the Portfolio under Proposal 1 requires the affirmative vote of at least 67% of the shares present in person or by proxy at a meeting in which a quorum is present or more than 50% of the outstanding voting shares of the Portfolio, whichever is less.

                          ADDITIONAL INFORMATION ABOUT
                THE ACQUIRING FUND AND THE ACQUIRING FUND SHARES

    Additional information about the Acquiring Fund is included in the current Prospectus of The Navellier Performance Funds, dated April 30, 1997. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder of the Portfolio will receive with this combined prospectus/proxy statement, a copy of the prospectus for The Navellier Performance Funds. Further information about the Acquiring Fund is included in the Statement of Additional Information for The Navellier Performance Funds, dated April 30, 1997. The Statement of Additional Information has been filed with the Commission and is incorporated by reference herein. Copies of that Statement of Additional Information for The Navellier Performance Funds may be obtained without charge by contacting Navellier Management, Inc. (which provides administrative services to the Acquiring Fund) or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                          ADDITIONAL INFORMATION ABOUT
                     THE PORTFOLIO AND THE PORTFOLIO SHARES

    Additional information about the Portfolio is included in the current Prospectus of the MFS Series Trust, dated May 1, 1997. A copy of that prospectus has been filed with the Commission and is incorporated by reference herein. A Shareholder will receive with this combined prospectus/proxy statement a copy of the prospectus for the MFS Series Trust. Further information about the Portfolio is included in the Statement of Additional Information for the MFS Series Trust, dated May 1, 1997, which also has been filed with the Commission and is incorporated by reference herein. A copy of this Statement of Additional Information for the MFS Series Trust may be obtained without charge by contacting Navellier Management, Inc. at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                                 MISCELLANEOUS

AVAILABLE INFORMATION

    The Navellier Performance Funds is registered under the 1940 Act and is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, files reports, proxy materials and other information with the Commission. The formerly named Navellier Series Fund also is registered under the 1940 Act and is required to file reports under the 1940 Act. Such reports, proxy materials and other information can be inspected at the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, DC 20549. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20539, at prescribed rates.

LEGAL MATTERS

    Certain legal matters in connection with the issuance of the Acquiring Fund Shares will be passed upon by Samuel Kornhauser, 155 Jackson Street, Suite 1807, San Francisco, California 94111 ("Counsel"). Counsel also will render an opinion as to certain Federal income tax consequences of the Reorganization.

FINANCIAL STATEMENTS AND EXPERTS

    Both the audited financial statement of the Acquiring Fund included in the Statement of Additional Information related to this combined prospectus/proxy statement (the "SAI") and the audited financial statement of the Portfolio included in the SAI have been audited by Deloitte & Touche, LLP, independent accountants, for the periods indicated in the reports of independent accountants thereon which appear in the SAI. Such financial statements are relied upon as reports of independent accountants and were given by such firm as experts in accounting and auditing. Copies of these financial statements, as included in the SAI, may be obtained without charge by contacting Navellier Management, Inc., at One East Liberty Street, Third Floor, Reno, Nevada 89501, or by telephoning Navellier Management, Inc. toll-free at 1-800-887-8671.

                                 OTHER BUSINESS

    The Navellier Group knows of no business to be brought before the Meeting other than the matters set forth in this combined prospectus/proxy statement. Should any other matter requiring a vote of Shareholders arise, however, the Proxies will vote thereon according to their best judgment in the interests of the Portfolio and of the Shareholders.

                                              By Louis G. Navellier and Navellier Management, Inc.

                                              By         -----------------------------------------
                                                                     Louis G. Navellier

One East Liberty Street, Third Floor
Reno, Nevada 89501
June 9, 1997

                                  APPENDIX A:
                                    FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of
this               day of               , 1997, by and between THE formerly
named NAVELLIER SERIES FUND (the "Series Fund"), a Delaware business trust with its principal place of business at One East Liberty Street, Third Floor, Reno, Nevada 89501, and THE NAVELLIER PERFORMANCE FUNDS (the "Performance Funds"), a Delaware business trust with its principal place of business at One East Liberty Street, Third Floor, Reno, Nevada 89501.

    This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"), with respect to the proposed reorganization of the formerly named NAVELLIER AGGRESSIVE SMALL CAP EQUITY PORTFOLIO (the "Portfolio"), which portfolio is a series of the Series Fund, pursuant to which the Portfolio will be merged into and become part of The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund") of the Performance Funds (the "Reorganization"). Specifically, this Agreement is intended to be and is adopted for the purpose of providing for the Reorganization of the Portfolio into the Acquiring Fund. The Reorganization will consist of the transfer of all of the assets of the Portfolio to the Acquiring Fund in exchange solely for (i) shares of beneficial interest in the Acquiring Fund (the "Acquiring Fund Shares") and (ii) the assumption by the Acquiring Fund of all the liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of the Portfolio and the distribution of the Acquiring Fund Shares to the Shareholders of the Portfolio in complete liquidation of the Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

    WHEREAS, the Performance Funds and the Series Fund are both open-end, registered investment companies of the management type and the Portfolio owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

    WHEREAS, the Shareholders of the Series Fund have determined, with respect to such Reorganization, that the exchange of all of the assets of the Portfolio for Acquiring Fund shares and the assumption of all the liabilities of the Portfolio by the Acquiring Fund is in the best interests of the Portfolio and its Shareholders and that the interests of the existing Shareholders of the Portfolio would not be diluted as a result of this transaction; and

    WHEREAS, the purpose of the Reorganization is to combine the assets of the Acquiring Fund with those of the Portfolio in an attempt to achieve greater operating economies and to retain Navellier Management, Inc. as the investment advisor to manage the assets of the Portfolio;

    NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree, with respect to the Reorganization, as follows:

1. THE TRANSFER OF ASSETS OF THE PORTFOLIO TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL THE LIABILITIES (EXCEPT LIABILITIES ATTRIBUTABLE OR RELATED TO ACTIONS BY THE TRUSTEES, THEIR AGENTS, ASSOCIATES AND OR CONFEDERATES IN CONNECTION WITH THE NON-RENEWAL OF NAVELLIER MANAGEMENT, INC.'S INVESTMENT ADVISORY CONTRACT) OF THE PORTFOLIO, AND THE LIQUIDATION OF THE PORTFOLIO

        1.1 For the Reorganization, the closing shall take place as provided for in paragraph 3.1 ("Closing") and the provisions of paragraphs 1 through 8 of this Agreement shall apply. At the Closing, the Portfolio agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (1) to deliver to the Portfolio the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by dividing the value of the Portfolio's net assets computed in the manner and as of the time and date set forth in paragraph 2.1 by the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all the liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of the Portfolio, as set forth in paragraph 1.3.

        1.2 The assets of the Portfolio to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, interests, and dividends or interest receivable which are owned by the Portfolio and any deferred or prepaid expenses shown as assets on the books of the Portfolio on the closing date provided in paragraph 3.1 (the "Closing Date").

        1.3 The Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all liabilities (except liabilities attributable or related to actions by the Trustees, their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract), expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the Portfolio prepared by the administrator of the Acquiring Fund and the Portfolio, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period.

        1.4 Immediately after the transfer of assets provided for in paragraph 1.1, the Portfolio will distribute pro rata to its Shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Portfolio Shareholders"), the Acquiring Fund Shares received by the Portfolio pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Portfolio on the books of the Acquiring Fund to the share records of the Acquiring Fund in the names of the Portfolio Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Shareholders. All issued and outstanding shares of the Portfolio will simultaneously be canceled on the books of the Portfolio. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent.

2. VALUATION

        2.1 The value of the Portfolio's assets to be acquired by the Acquiring Fund hereunder shall be the net asset value of such assets computed as of immediately after the close of business of the New York Stock Exchange on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures for computing net asset value set forth in the Portfolio's then-current prospectus or statement of additional information.

        2.2 The net asset value of an Acquiring Fund Share shall be the net asset value per share computed as of immediately after the close of business of the New York Stock Exchange on the Valuation Date, using the valuation procedures for computing net asset value set forth in the Performance Funds' then-current prospectus or statement of additional information.

        2.3 The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Portfolio's assets shall be determined by dividing the value of the net assets of the Portfolio determined using the same valuation procedures referred to in paragraph 2.1 by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

        2.4 All computations of value for the Performance Funds and the Acquiring Fund shall be made by Rushmore Trust & Savings Bank, FSB; all computations of value for the Series Fund and the Portfolio shall be made by Rushmore Trust & Savings Bank, FSB.

3. CLOSING AND CLOSING DATE

        3.1 The Closing for the Reorganization shall be June 23, 1997 or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., New York Time. The Closing shall be held at the offices of the Performance Funds, One East Liberty Street, Third Floor, Reno, Nevada 89501, or at such other time and/or place as the parties may agree.

        3.2 Rushmore Trust & Savings Bank, FSB, Bethesda, Maryland, as custodian for the Portfolio (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (i) the Portfolio's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date; and (ii) all necessary taxes, including all applicable Federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of the Portfolio's portfolio securities.

        3.3 Rushmore Trust & Savings Bank, FSB (the "Transfer Agent"), on behalf of the Acquiring Fund and the Portfolio, shall deliver at the Closing a certificate of an authorized officer stating that their records contain the names and addresses of the Portfolio Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Portfolio or provide evidence satisfactory to the Portfolio that such Acquiring Fund Shares have been credited to the Portfolio's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

        4.1 The Series Fund, on its own and on behalf of the Portfolio, represents and warrants to the Performance Funds and the Acquiring Fund as follows:

           (a) The Series Fund is a business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware;

           (b) The Series Fund is a registered investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission"), as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and the registration of its shares, under the Securities Act of 1933, as amended (the "1933 Act") are in full force and effect;

           (c) Neither the Series Fund nor the Portfolio is in, and the execution, delivery and performance of this Agreement will not result in, a material violation of the Series Fund's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Series Fund or the Portfolio is a party or by which either or both of the Series Fund and the Portfolio are bound;

           (d) Neither the Series Fund nor the Portfolio has any material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Series Fund or the Portfolio prior to the Closing Date;

           (e) Except as otherwise disclosed in writing to and accepted by the Performance Funds or the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to their knowledge threatened against the Series Fund or the Portfolio or any of their properties or assets which, if adversely determined, would materially and adversely affect the Series Fund's or the Portfolio's financial condition or the conduct of either the Series Fund's or the Portfolio's business. Neither the Series Fund nor the Portfolio knows of any facts which might form the basis for the institution of such proceedings and neither the Series Fund nor the Portfolio is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business or the ability of the Series Fund or the Portfolio to consummate the transactions herein contemplated;

           (f) The Statement of Assets and Liabilities of the Portfolio at December 31, 1996 has been audited by Deloitte & Touche, independent accountants, and is in accordance with generally accepted accounting principles consistently applied, and such statement (a copy of which has been furnished to the Performance Funds) fairly reflects the financial condition of the Portfolio as of such date, and there are no known contingent liabilities of the Portfolio as of such date not disclosed therein;

           (g) Since December 31, 1996, there has not been any material adverse change in the Portfolio's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Performance Funds. For the purposes of this subparagraph (g), a decline in net asset value per share of the Portfolio, the discharge of Portfolio liabilities, or the redemption of Portfolio shares by Portfolio Shareholders shall not constitute a material adverse change;

           (h) At the Closing Date, all material Federal and other tax returns and reports of the Series Fund and the Portfolio required by law to have been filed by such date or due after request for extension, if any, shall have been filed and are or will be correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best knowledge of the Series Fund and the Portfolio, no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (i) For each taxable year of its operation, the Portfolio has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such;

           (j) All issued and outstanding shares of the Portfolio are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Portfolio. All of the issued and outstanding shares of the Portfolio will, at the time of closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Portfolio as provided in paragraph 3.3. The Portfolio does not have outstanding any options, warrants or other rights to subscribe for or to purchase any of the Portfolio shares, nor is there outstanding any security convertible into any of the Portfolio shares;

           (k) At the Closing Date, the Portfolio will have good and marketable title to the Portfolio's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to any restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

           (l) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Series Fund's Trustees and, subject to the approval of the Portfolio Shareholders, this Agreement will constitute a valid and binding obligation of the Series Fund and of the Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

           (m) The information to be furnished by the Series Fund and the Portfolio for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

           (n) The proxy statement of the Series Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6 (other than information therein that relates to the Performance Funds and the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading.

        4.2 The Performance Funds, on its own behalf and on behalf of the Acquiring Fund, represents and warrants to the Series Fund and the Portfolio as follows:

           (a) The Performance Funds is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

           (b) The Performance Funds is a registered investment company classified as a management company of the open-end type, and its registration with the Commission, as an investment company under the 1940 Act, and the registration of its shares, under the 1933 Act, are in full force and effect;

           (c) The current prospectus and statement of additional information of the Performance Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

           (d) At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets;

           (e) Neither the Performance Funds nor the Acquiring Fund is in, and the execution, delivery and performance of this Agreement will not result in, a material violation of the Performance Funds' Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Performance Funds or the Acquiring Fund is a party or by which the Performance Funds or the Acquiring Fund are bound;

           (f) No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Performance Funds or the Acquiring Fund or any of their properties or assets, except as previously disclosed in writing to the Series Fund. Neither the Performance Funds nor the Acquiring Fund knows of any facts which might form the basis for the institution of such proceedings and neither the Performance Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the business or the ability of the Performance Funds or the Acquiring Fund to consummate the transactions contemplated herein;

           (g) The Statement of Assets and Liabilities of the Acquiring Fund at December 31, 1996, audited by Deloitte & Touche, independent accountants, and a copy of which has been furnished to the Series Fund, fairly and accurately reflects the financial condition of the Acquiring Fund as of such date in accordance with generally accepted accounting principles consistently applied;

           (h) Since December 31, 1996, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of the Acquiring Fund shares, the discharge of Acquiring Fund liabilities or the redemption of Acquiring Fund shares by Acquiring Fund Shareholders, shall not constitute a material adverse change;

           (i) At the Closing Date all material Federal and other tax returns and reports of the Performance Funds and the Acquiring Fund required by law to have been filed by such date or due after request for extension, if any, shall have been filed and are or will be correct, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best knowledge of the Performance Funds and the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns;

           (j) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such;

           (k) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or to purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

           (l) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Performance Funds and this Agreement will constitute a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights, and to general equity principles;

           (m) The Acquiring Fund Shares to be issued and delivered (transferred on the Acquiring Fund's books) to the Portfolio for the account of the Portfolio Shareholders, pursuant to the terms of this Agreement, will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Acquiring Fund;

           (n) The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto;

           (o) The Proxy Statement to be included in the Registration Statement (only insofar as it relates to the Performance Funds and the Acquiring
       Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statement therein, in light of the circumstances under which such statements were made, not materially misleading; and

           (p) The Performance Funds and the Acquiring Fund each agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue their operations after the Closing Date.

5. COVENANTS OF THE ACQUIRING FUND AND THE PORTFOLIO

    The following covenants of the Acquiring Fund and the Portfolio, as applicable, are made, respectively, by the Performance Funds and the Series
Fund:

        5.1 The Acquiring Fund and the Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other distribution that may be advisable.

        5.2 The Portfolio will call a meeting of the Portfolio Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

        5.3 The Portfolio covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Reorganization Agreement.

        5.4 The Portfolio will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the shares of the Portfolio.

        5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Portfolio will each take, or cause to be taken, all actions and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

        5.6 The Portfolio will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in a Registration Statement on Form N-14 of the Performance Funds (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act, in connection with the meeting of the Portfolio Shareholders to consider approval of this Agreement and the transactions contemplated herein (the "Meeting").

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SERIES FUND AND THE PORTFOLIO

    The obligations of the Series Fund and the Portfolio to consummate the transactions provided for herein shall be subject, at their election, to the performance by the Performance Funds and the Acquiring Fund of all the obligations to be performed by the Performance Funds and the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

        6.1 All representations and warranties of the Performance Funds and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

        6.2 The Performance Funds shall have delivered to the Series Fund, on the Closing Date, a certificate executed in the Performance Funds' name by the Performance Funds' President and Treasurer, in a form reasonably satisfactory to the Series Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Performance Funds and the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as these representations and warranties may be affected by the transactions contemplated by this Agreement and as to such other matters as the Performance Funds shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE PERFORMANCE FUNDS AND THE ACQUIRING FUND

    The obligations of the Performance Funds and the Acquiring Fund to complete the transactions provided for herein shall be subject, at their election, to the performance by the Series Fund and the Portfolio of all of the obligations to be performed by the Series Fund and the Portfolio hereunder on or before the Closing Date and, in addition thereto, to the following conditions:

        7.1 All representations and warranties of the Series Fund and the Portfolio contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as these representations and warranties may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

        7.2 The Series Fund shall have delivered to the Performance Funds a statement of the Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Series Fund; and

        7.3 The Series Fund shall have delivered to the Performance Fund, on the Closing Date, a certificate executed in the Series Fund's name and the Portfolio's name by the Series Fund's President and Treasurer, in form and substance satisfactory to the Performance Funds and dated as of the Closing Date, to the effect that the representations and warranties of the Series Fund and the Portfolio, with respect to the Series Fund and the Portfolio made in this Agreement are true are correct at and as of the Closing Date, except as these representations and warranties may be affected by the transactions contemplated by this Agreement and as to such other matters as the Performance Funds shall reasonably request.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE PORTFOLIO

    If any of the conditions set forth below do not exist on or before the Closing Date, with respect to the Portfolio or the Acquiring Fund, then the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

        8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Portfolio in accordance with the provisions of the Series Fund's Declaration of Trust and By-Laws and copies of the resolutions evidencing such approval shall have been delivered to the Performance Fund. Notwithstanding anything herein to the contrary, neither the Performance Funds or the Acquiring Fund nor the Series Fund or the Portfolio may waive the conditions set forth in this paragraph 8.1;

        8.2 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Performance Funds or the Series Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Performance Funds or the Acquiring Fund or the Series Fund or the Portfolio, provided that either party hereto may, for itself, waive any of such conditions;

        8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued; and

        8.4 The parties shall have received the legal opinion of Samuel Kornhauser, attorney at law, addressed to the Performance Funds and the Series Fund, substantially to the effect that the transactions contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.

9. BROKERAGE FEES AND EXPENSES

        9.1 The Performance Funds and the Series Fund each represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

        9.2 Navellier Management Inc. will bear the aggregate expenses and costs of its solicitation of this Proxy Solicitation regarding the Reorganization.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 The Performance Funds and the Series Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

        10.2 The representations, warranties and covenants contained in this Agreement, or in any document delivered pursuant hereto or in connection herewith, shall survive the consummation of the transactions contemplated hereunder.

11. TERMINATION

    This Agreement and the transactions contemplated hereby may be terminated and abandoned by either party by resolution of the party's Board of Trustees and resolution passed by the requisite number of Shareholders of that party at any time prior to the Closing Date if circumstances should develop that make proceeding with the Agreement inadvisable.

12. WAIVER

    The Performance Funds and the Series Fund, by mutual consent of their respective Board of Trustees, may waive any condition to their respective obligations hereunder, except as provided herein.

13. AMENDMENTS

    This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Performance Funds and the Series Fund; provided, however, that following the meeting of the Portfolio Shareholders called by the Portfolio pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Portfolio Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

14. NOTICES

    Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Performance Funds at One East Liberty Street, Third Floor, Reno, Nevada 89501 or to the Series Fund at One East Liberty Street, Third Floor, Reno, Nevada 89501.

15. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

        15.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        15.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

        15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or to give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        15.5 It is expressly agreed that the obligations of the Series Fund and the Portfolio hereunder shall not be binding upon any of the Trustees, Shareholders, nominees, officers, agents or employees of the Series Fund personally, but shall bind only the corporate property of the Series Fund and the Portfolio, as provided in the Declaration of Trust of the Series Fund. The execution and delivery by such officers of the Series Fund shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Series Fund and the Portfolio as provided in the Declaration of Trust of the Series Fund.

        15.6 It is expressly agreed that the obligations of the Performance Funds and the Acquiring Fund hereunder shall not be binding upon any of the Trustees, Shareholders, nominees, officers, agents or employees of the Performance Funds personally, but shall bind only the trust property of the Performance Funds and the Acquiring Fund, as provided in the Performance Funds' Declaration of Trust. The execution and delivery by such officers of the Performance Funds shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Performance Funds and the Acquiring Fund, as provided in the Performance Funds' Declaration of Trust.

    IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President and attested by its Secretary.

Attest:                        THE NAVELLIER PERFORMANCE FUNDS

By:                            By:
      -------------------------      -------------------------
              Secretary                      President

Attest:                        THE FORMERLY NAMED NAVELLIER
                               SERIES FUND

BY:                            By:
      -------------------------      -------------------------
              Secretary                      President

THE PROPOSED MERGER HAS NOT BEEN APPROVED BY THE BOARD OF TRUSTEES AND IF NOT APPROVED BY THE PRESENT OR FUTURE BOARD OF TRUSTEES
THE MERGER WILL NOT TAKE PLACE.

                    THE MFS AGGRESSIVE SMALL CAP EQUITY FUND
                                FORMERLY KNOWN AS
PROXY               THE NAVELLIER AGGRESSIVE SMALL CAP EQUITY              PROXY
                                    PORTFOLIO



                              THE MFS SERIES TRUST
                                FORMERLY KNOWN AS
                            THE NAVELLIER SERIES FUND


                      One East Liberty Street, Third Floor
                               Reno, Nevada  89501

                              --------------------

                   PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS
                June 13, 1997 (or another date shortly thereafter)


     THIS PROXY IS SOLICITED BY LOUIS NAVELLIER, and NAVELLIER MANAGEMENT, INC. (the "NAVELLIER GROUP") for use at a special meeting of the shareholders of The MFS Aggressive Small Cap Equity Fund formerly known as The Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio"), an investment portfolio offered by The MFS Series Trust formerly known as The Navellier Series Fund (the "Series Fund") which meeting will be held at 9:30 a.m., Eastern Standard Time, on June 13, 1997 OR ANOTHER DATE SHORTLY THEREAFTER, at the offices of Massachusetts Financial Services, Co., ("MFS"), 500 Boylston Street, Boston, MA 02116 (the "Meeting").

     The undersigned shareholder of the Portfolio, revoking any and all previous proxies heretofore given for shares of the Portfolio held by the undersigned ("Shares"), does hereby appoint Louis Navellier and Samuel Kornhauser, and each and any of them, with full power to substitution to each to be the attorneys and proxies of the undersigned (the "Proxies"), to attend the Meeting of the shareholders of the Portfolio, and to represent and direct the voting interests represented by the undersigned as of the record date for said Meeting for the Proposals specified below.

     This proxy, if properly executed, will be voted in the manner as directed herein by the undersigned shareholder. Unless otherwise specified below in the squares provided, the undersigned's vote will be cast "FOR" each Proposal. If no direction is made for any Proposals, this proxy will be voted "FOR" any and all such Proposals. In their discretion, the Proxies are authorized to transact and vote upon such other matters and business as may come before the Meeting or any adjournments thereof.

                                                        Please mark   |   |
                                                       your votes as  | X |
                                                       indicated in   |   |
                                                        this example


Proposal 1          To approve a proposed Agreement and Plan of
                    Reorganization (the "Plan"), whereby The MFS Aggressive
                    Small Cap Equity Fund formerly known as The Navellier
                    Aggressive Small Cap Equity Portfolio would transfer all of its assets to The Navellier Aggressive Small Cap
                    Portfolio (the "Acquiring Fund") of The Navellier
                    Performance Funds in exchange for shares of beneficial interest in the Acquiring Fund that would then be distributed to the shareholders of The MFS Aggressive
                    Small Cap Equity Fund formerly known as The Navellier
                    Aggressive Small Cap Equity Portfolio. Also, as part of the Plan, the Acquiring Fund would assume all the liabilities (except liabilities attributable or related to actions by the Trustees, and their agents, associates and or confederates in connection with the non-renewal of Navellier Management, Inc.'s investment advisory contract) of The MFS Aggressive Small Cap Equity Fund formerly known as The Navellier Aggressive Small Cap Equity Portfolio.

                    FOR [ ]        AGAINST [ ]        ABSTAIN [ ]


Proposal 2          ADJOURNMENT of the meeting to allow for additional
                    solicitation of proxies if necessary to establish a quorum or to obtain additional votes in favor of the foregoing proposal.

                    FOR [ ]        AGAINST [ ]        ABSTAIN [ ]

     To avoid the expense of adjourning the Meeting to a subsequent date, please return this proxy in the enclosed self-addressed, postage-paid envelope. THIS PROXY IS SOLICITED ON BEHALF OF LOUIS NAVELLIER and NAVELLIER MANAGEMENT, INC. WHICH RECOMMEND A VOTE FOR PROPOSALS 1 and 2.


          Dated     _______________, 1997



                    ------------------------     ----------------
                    Signature of Shareholder     Number of shares



                    ------------------------     ----------------
                    Signature of Shareholder     Number of shares


                    This proxy may be revoked by the shareholder(s) at any time prior to the special meeting.

NOTE: Please sign exactly as your name appears hereon. If shares are registered in more than one name, all registered shareholders should sign this proxy; but if one shareholder signs, that signature binds the other shareholder. When signing as an attorney, executor, administrator, agent, trustee, or guardian, or custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name by an authorized person. If a partnership, please sign in partnership name by an authorized person.

                                        PART B

                                     PART B

                        THE NAVELLIER PERFORMANCE FUNDS
                 (THE NAVELLIER AGGRESSIVE SMALL CAP PORTFOLIO)

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 9, 1997

    This Statement of Additional Information, which is not a prospectus, should be read in conjunction with the Combined Prospectus/Proxy Statement of The Navellier Performance Funds (the "Fund"), dated June 9, 1997 for the special meeting (the "Meeting") of the shareholders of the formerly named Navellier Aggressive Small Cap Equity Portfolio (the "Portfolio") of the formerly named Navellier Series Fund, a copy of which Prospectus/Proxy Statement may be obtained, without charge, by contacting the Fund, at its mailing address c/o Navellier Securities Corp., One East Liberty, Third Floor, Reno, Nevada 89501;
Tel: 1-800-887-8671. This Statement of Additional Information contains additional and more detailed information about the operations and activities of The Navellier Aggressive Small Cap Portfolio (the "Acquiring Fund") of the Fund and the operations and activities of the Portfolio.

    The combined Prospectus/Proxy Statement describes certain transactions contemplated by the proposed merger of the Portfolio into the Acquiring Fund (the "Reorganization") whereby the Acquiring Fund would acquire all of the assets of the Portfolio in exchange solely for shares of beneficial interest in the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Portfolio.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

PROSPECTUS OF THE NAVELLIER PERFORMANCE FUNDS DATED APRIL 30, 1997 (incorporated herein by reference to the April 30, 1997 N-1A filing)...............................

STATEMENT OF ADDITIONAL INFORMATION FOR THE NAVELLIER PERFORMANCE FUNDS DATED APRIL
 30, 1997 (incorporated herein by reference to the April 30, 1997 N-1A filing)........

PROSPECTUS OF THE MFS SERIES TRUST DATED MAY 1, 1997 (incorporated herein by reference to the June 5, 1997 pre-effective Amendment No. 1 to Form N-14.).....................

STATEMENT OF ADDITIONAL INFORMATION FOR THE MFS SERIES TRUST DATED MAY 1, 1997
 (incorporated herein by reference to the June 5, 1997 pre-effective Amendment No. 1 to Form N-14.).......................................................................

CURRENT AUDITED ANNUAL REPORT OF THE NAVELLIER PERFORMANCE FUNDS AS OF DECEMBER 31,
 1996 (incorporated herein by reference to the June 5, 1997 pre-effective Amendment
 No. 1 to Form N-14.).................................................................

CURRENT AUDITED ANNUAL REPORT OF THE NAVELLIER SERIES FUND AS OF DECEMBER 31, 1996
 (incorporated herein by reference to the April 30, 1997 N-1A filing.)................

Pro Forma Financial Statement.........................................................

              NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS

                               DECEMBER 31, 1996

                                                          SHARES                                        VALUE
                                         -----------------------------------------  ---------------------------------------------
                                                           NAVELLIER                                   NAVELLIER
                                            NAVELLIER       SERIES                     NAVELLIER        SERIES
                                           PERFORMANCE    AGGRESSIVE                  PERFORMANCE     AGGRESSIVE
                                           AGGRESSIVE      SMALL CAP                  AGGRESSIVE       SMALL CAP
                                            SMALL CAP       EQUITY      PRO FORMA      SMALL CAP        EQUITY        PRO FORMA
                                            PORTFOLIO      PORTFOLIO    COMBINED       PORTFOLIO       PORTFOLIO      COMBINED
                                           (UNAUDITED)     (AUDITED)   (UNAUDITED)    (UNAUDITED)      (AUDITED)     (UNAUDITED)
                                         ---------------  -----------  -----------  ---------------  -------------  -------------
COMMON STOCKS

AEROSPACE AND DEFENSE -- 0.66%
  Oregon Metallurgical Corp.*..........            --         40,000       40,000      $      --     $   1,290,000  $   1,290,000
                                                                                             ---     -------------  -------------
AIRLINES -- 1.33%
  Mesaba Holdings, Inc.*...............            --        174,200      174,200             --         2,591,225      2,591,225
                                                                                             ---     -------------  -------------
ALUMINUM/METALS -- 1.62%
  RMI Titanium Co.*....................            --         50,000       50,000             --         1,406,250      1,406,250
  Reliance Steel and Aluminum Co.......            --         50,100       50,100             --         1,753,500      1,753,500
                                                                                             ---     -------------  -------------
                                                                                              --         3,159,750      3,159,750
                                                                                             ---     -------------  -------------
BANKS -- 1.68%
  Andover Bancorp, Inc.................            --         40,000       40,000             --         1,025,000      1,025,000
  City National Corp...................            --         50,000       50,000             --         1,081,250      1,081,250
  RCSB Financial, Inc..................            --         40,000       40,000             --         1,160,000      1,160,000
                                                                                             ---     -------------  -------------
                                                                                              --         3,266,250      3,266,250
                                                                                             ---     -------------  -------------
BASIC MATERIALS -- 0.76%
  Lone Star Industries, Inc............            --         40,000       40,000             --         1,475,000      1,475,000
                                                                                             ---     -------------  -------------
COMPUTER HARDWARE -- 4.92%
  Centennial Technologies, Inc.*.......            --         50,000       50,000             --         2,600,000      2,600,000
  ENCAD, Inc.*.........................            --         35,000       35,000             --         1,443,750      1,443,750
  Iomega Corp.*........................            --        200,000      200,000             --         3,475,000      3,475,000
  Tech Data Corp.*.....................            --         75,000       75,000             --         2,053,125      2,053,125
                                                                                             ---     -------------  -------------
                                                                                              --         9,571,875      9,571,875
                                                                                             ---     -------------  -------------
COMPUTER SOFTWARE -- 8.14%
  Acceler8 Tech Corp.*.................            --         35,500       35,500             --           694,469        694,469
  Brooktrout Technology, Inc.*.........            --        140,000      140,000             --         3,920,000      3,920,000
  Legato Systems, Inc.*................            --         50,000       50,000             --         1,631,250      1,631,250
  Rational Software Corp.*.............            --        101,000      101,000             --         3,995,813      3,995,813
  Remedy Corp.*........................            --         47,000       47,000             --         2,526,250      2,526,250
  Viasoft, Inc.*.......................            --         65,000       65,000             --         3,071,250      3,071,250
                                                                                             ---     -------------  -------------
                                                                                              --        15,839,032     15,839,032
                                                                                             ---     -------------  -------------
DIVERSIFIED TECHNOLOGY -- 5.24%
  Dyantech Corp.*......................            --         60,000       60,000             --         2,655,000      2,655,000
  Engineered Support Systems, Inc......            --         70,000       70,000             --         1,032,500      1,032,500
  Lindsay Manfacturing Co..............            --         42,000       42,000             --         1,963,500      1,963,500
  Zoltek Companies, Inc.*..............            --        125,200      125,200             --         4,554,150      4,554,150
                                                                                             ---     -------------  -------------
                                                                                              --        10,205,150     10,205,150
                                                                                             ---     -------------  -------------

              NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

                                                          SHARES                                        VALUE
                                         -----------------------------------------  ---------------------------------------------
                                                           NAVELLIER                                   NAVELLIER
                                            NAVELLIER       SERIES                     NAVELLIER        SERIES
                                           PERFORMANCE    AGGRESSIVE                  PERFORMANCE     AGGRESSIVE
                                           AGGRESSIVE      SMALL CAP                  AGGRESSIVE       SMALL CAP
                                            SMALL CAP       EQUITY      PRO FORMA      SMALL CAP        EQUITY        PRO FORMA
                                            PORTFOLIO      PORTFOLIO    COMBINED       PORTFOLIO       PORTFOLIO      COMBINED
                                           (UNAUDITED)     (AUDITED)   (UNAUDITED)    (UNAUDITED)      (AUDITED)     (UNAUDITED)
                                         ---------------  -----------  -----------  ---------------  -------------  -------------
EDUCATION -- 3.42%
  Apollo Group, Inc.*..................            --        159,525      159,525      $      --     $   5,334,117  $   5,334,117
  Childrens Comprehensive Services*....            --        100,000      100,000             --         1,312,500      1,312,500
                                                                                             ---     -------------  -------------
                                                                                              --         6,646,617      6,646,617
                                                                                             ---     -------------  -------------
ELECTRONICS -- 1.73%
  Kuhlman Corp.........................            --         37,800       37,800             --           732,375        732,375
  Zytec*...............................            --        248,000      248,000             --         2,635,000      2,635,000
                                                                                             ---     -------------  -------------
                                                                                              --         3,367,375      3,367,375
                                                                                             ---     -------------  -------------
ENERGY -- 0.55%
  Holly Corp...........................            --         40,000       40,000             --         1,070,000      1,070,000
                                                                                             ---     -------------  -------------
FOOD -- 1.74%
  Fresh America Corp.*.................            --         70,000       70,000             --         1,155,000      1,155,000
  Riser Foods, Inc.....................            --         70,000       70,000             --         2,222,500      2,222,500
                                                                                             ---     -------------  -------------
                                                                                              --         3,377,500      3,377,500
                                                                                             ---     -------------  -------------
HEALTHCARE -- 0.76%
  SONUS Pharmaceuticals, Inc.*.........            --         50,000       50,000             --         1,487,500      1,487,500
                                                                                             ---     -------------  -------------
HEAVY MACHINERY/ CONSTRUCTION -- 1.07%
  Gardner Denver Machinery*............            --         60,800       60,800             --         2,082,400      2,082,400
                                                                                             ---     -------------  -------------
HOME FURNISHINGS -- 1.45%
  Ethan Allen Interiors, Inc...........            --         30,000       30,000             --         1,155,000      1,155,000
  Stanley Furniture Company, Inc.*.....            --         58,900       58,900             --         1,170,637      1,170,637
  Winsloew Furniture, Inc.*............            --         50,000       50,000             --           487,500        487,500
                                                                                             ---     -------------  -------------
                                                                                              --         2,813,137      2,813,137
                                                                                             ---     -------------  -------------
HOME CONSTRUCTION -- 0.58%
  Palm Harbor Homes, Inc.*.............            --         40,000       40,000             --         1,120,000      1,120,000
                                                                                             ---     -------------  -------------
INSURANCE -- 0.63%
  Orion Capital Corp...................            --         20,000       20,000             --         1,222,500      1,222,500
                                                                                             ---     -------------  -------------
INDUSTRIAL AND COMMERCIAL SERVICES --
  3.61%
  Amerco, Inc.*........................            --         44,200       44,200             --         1,547,000      1,547,000
  DT Industries, Inc...................            --         40,000       40,000             --         1,400,000      1,400,000
  Mail Well, Inc.*.....................            --         75,000       75,000             --         1,228,125      1,228,125
  Shaw Group, Inc.*....................            --        122,000      122,000             --         2,851,750      2,851,750
                                                                                             ---     -------------  -------------
                                                                                              --         7,026,875      7,026,875
                                                                                             ---     -------------  -------------
MANUFACTURED HOUSING -- 1.46%
  Coachmen Industries, Inc.............            --        100,000      100,000             --         2,837,500      2,837,500
                                                                                             ---     -------------  -------------

              NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

                                                          SHARES                                        VALUE
                                         -----------------------------------------  ---------------------------------------------
                                                           NAVELLIER                                   NAVELLIER
                                            NAVELLIER       SERIES                     NAVELLIER        SERIES
                                           PERFORMANCE    AGGRESSIVE                  PERFORMANCE     AGGRESSIVE
                                           AGGRESSIVE      SMALL CAP                  AGGRESSIVE       SMALL CAP
                                            SMALL CAP       EQUITY      PRO FORMA      SMALL CAP        EQUITY        PRO FORMA
                                            PORTFOLIO      PORTFOLIO    COMBINED       PORTFOLIO       PORTFOLIO      COMBINED
                                           (UNAUDITED)     (AUDITED)   (UNAUDITED)    (UNAUDITED)      (AUDITED)     (UNAUDITED)
                                         ---------------  -----------  -----------  ---------------  -------------  -------------
NATURAL GAS -- 1.16%
  NUI Corp.............................            --        100,000      100,000      $      --     $   2,262,500  $   2,262,500
                                                                                             ---     -------------  -------------
NONCLASSIFIABLE ESTABLISHMENT -- 1.17%
  Oppenheimer Capital LP...............            --         65,000       65,000             --         2,275,000      2,275,000
                                                                                             ---     -------------  -------------
OIL -- 4.10%
  Cliffs Drilling Co.*.................            --         84,400       84,400             --         5,338,300      5,338,300
  Comstock Resources, Inc.*............            --        100,000      100,000             --         1,300,000      1,300,000
  Swift Energy Co.*....................            --         45,200       45,200             --         1,350,350      1,350,350
                                                                                             ---     -------------  -------------
                                                                                              --         7,988,650      7,988,650
                                                                                             ---     -------------  -------------
OIL & GAS EXPLORATION -- 7.64%
  American Oilfield Divers, Inc.*......            --         50,000       50,000             --           593,750        593,750
  Cooper Cameron Corp.*................            --         20,000       20,000             --         1,530,000      1,530,000
  Flores & Rucks, Inc.*................            --         30,000       30,000             --         1,597,500      1,597,500
  Marine Drilling Companies, Inc.*.....            --        135,000      135,000             --         2,657,812      2,657,812
  Plains Resources, Inc.*..............            --        100,000      100,000             --         1,562,500      1,562,500
  Seacor Holdings, Inc.*...............            --        110,000      110,000             --         6,930,000      6,930,000
                                                                                             ---     -------------  -------------
                                                                                              --        14,871,562     14,871,562
                                                                                             ---     -------------  -------------
PHARMACEUTICALS -- 7.23%
  Cardinal Health, Inc.................            --         50,400       50,400             --         2,935,800      2,935,800
  Herbalife International, Inc.........            --        100,000      100,000             --         3,262,500      3,262,500
  Jones Medical Industries, Inc........            --        124,875      124,875             --         4,573,547      4,573,547
  Medicis Pharmaceutical Corp.*........            --         75,000       75,000             --         3,300,000      3,300,000
                                                                                             ---     -------------  -------------
                                                                                              --        14,071,847     14,071,847
                                                                                             ---     -------------  -------------
REAL ESTATE -- 0.86%
  Fairfield Communities, Inc.*.........            --         68,000       68,000             --         1,683,000      1,683,000
                                                                                             ---     -------------  -------------
RETAILERS -- 13.24%
  American Eagle Outfitters, Inc.*.....            --        100,000      100,000             --           787,500        787,500
  Claires Stores, Inc..................            --        292,500      292,500             --         3,802,500      3,802,500
  Eagle Hardware and Garden, Inc.*.....            --        140,000      140,000             --         2,905,000      2,905,000
  Equity Marketing, Inc.*..............            --        100,000      100,000             --         1,850,000      1,850,000
  Finish Line, Inc.*...................            --        100,000      100,000             --         2,112,500      2,112,500
  Funco, Inc.*.........................            --        100,000      100,000             --           837,500        837,500
  Pacific Sunwear of California*.......            --         60,000       60,000             --         1,545,000      1,545,000
  Paul Harris Stores, Inc.*............            --        164,500      164,500             --         2,919,875      2,919,875
  Ross Stores, Inc.....................            --         93,000       93,000             --         4,650,000      4,650,000
  Wet Seal, Inc.*......................            --        104,000      104,000             --         2,223,000      2,223,000
  Tuesday Morning Corp.*...............            --        100,000      100,000             --         2,137,500      2,137,500
                                                                                             ---     -------------  -------------
                                                                                              --        25,770,375     25,770,375
                                                                                             ---     -------------  -------------

              NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP PORTFOLIO
                                      AND

             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

             PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (CONTINUED)

                               DECEMBER 31, 1996

                                                          SHARES                                        VALUE
                                         -----------------------------------------  ---------------------------------------------
                                                           NAVELLIER                                   NAVELLIER
                                            NAVELLIER       SERIES                     NAVELLIER        SERIES
                                           PERFORMANCE    AGGRESSIVE                  PERFORMANCE     AGGRESSIVE
                                           AGGRESSIVE      SMALL CAP                  AGGRESSIVE       SMALL CAP
                                            SMALL CAP       EQUITY      PRO FORMA      SMALL CAP        EQUITY        PRO FORMA
                                            PORTFOLIO      PORTFOLIO    COMBINED       PORTFOLIO       PORTFOLIO      COMBINED
                                           (UNAUDITED)     (AUDITED)   (UNAUDITED)    (UNAUDITED)      (AUDITED)     (UNAUDITED)
                                         ---------------  -----------  -----------  ---------------  -------------  -------------
SAVINGS AND LOANS -- 3.37%
  Imperial Credit Indusries, Inc.*.....            --        312,000      312,000      $      --     $   6,552,000  $   6,552,000
                                                                                             ---     -------------  -------------
SEMICONDUCTORS AND RELATED -- 1.56%
  Chips and Technologies, Inc.*........            --        100,000      100,000             --         1,825,000      1,825,000
  Radisys Corp.*.......................            --         25,000       25,000             --         1,218,750      1,218,750
                                                                                             ---     -------------  -------------
                                                                                              --         3,043,750      3,043,750
                                                                                             ---     -------------  -------------
STEEL -- 1.12%
  Olympic Steel, Inc.*.................            --         85,900       85,900             --         2,179,713      2,179,713
                                                                                             ---     -------------  -------------
TECHNICAL SERVICES -- 0.52%
  SBS Technologies, Inc.*..............            --         27,400       27,400             --         1,013,800      1,013,800
                                                                                             ---     -------------  -------------
TELECOMMUNICATIONS -- 4.20%
  ATC Communications, Inc.*............            --        120,600      120,600             --         1,597,950      1,597,950
  Pairgain Technologies, Inc.*.........            --        216,000      216,000             --         6,574,500      6,574,500
                                                                                             ---     -------------  -------------
                                                                                              --         8,172,450      8,172,450
                                                                                             ---     -------------  -------------
TEMPORARY STAFFING -- 4.56%
  AccuStaff, Inc.*.....................            --        152,500      152,500             --         3,221,562      3,221,562
  Employee Solutions, Inc.*............            --        276,000      276,000             --         5,658,000      5,658,000
                                                                                             ---     -------------  -------------
                                                                                              --         8,879,562      8,879,562
                                                                                             ---     -------------  -------------
VEHICLE PARTS AND EQUIPMENT -- 0.57%
  Arvin Industries, Inc................            --         44,500       44,500             --         1,101,375      1,101,375
                                                                                             ---     -------------  -------------
VITAMINS/HEALTH FOODS -- 1.40%
  Rexall Sundown, Inc.*................            --        100,000      100,000             --         2,718,750      2,718,750
                                                                                             ---     -------------  -------------
TOTAL COMMON STOCKS -- 94.05% (Cost
  $146,155,936)........................                                                                183,034,020    183,034,020
                                                                                             ---     -------------  -------------
REPURCHASE AGREEMENTS -- 5.95%
  With PaineWebber at 6.00%, dated
    12/31/96, due 1/2/97,
    collateralized by U.S. Treasury
    Bills, due 5/1/97 (Cost $11,578,000
    )..................................                                                                 11,578,000     11,578,000
                                                                                             ---     -------------  -------------
TOTAL INVESTMENTS -- MARKET -- 100%....                                                              $ 194,612,020  $ 194,612,020
                                                                                             ---     -------------  -------------
                                                                                             ---     -------------  -------------
TOTAL INVESTMENTS -- COST..............                                                              $ 157,733,936  $ 157,733,936
                                                                                             ---     -------------  -------------
                                                                                             ---     -------------  -------------

--------------------------

*   Non-Income Producing.

             SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

                               PRO FORMA COMBINED

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                      NAVELLIER
                                                        NAVELLIER       SERIES
                                                       PERFORMANCE    AGGRESSIVE
                                                       AGGRESSIVE     SMALL CAP
                                                        SMALL CAP       EQUITY       PRO FORMA     PRO FORMA
                                                        PORTFOLIO     PORTFOLIO     ADJUSTMENTS     COMBINED
                                                       (UNAUDITED)    (AUDITED)     (UNAUDITED)   (UNAUDITED)
                                                       -----------  --------------  -----------  --------------
ASSETS
  Securities at Value (Cost $0 and $157,733,936).....   $      --   $  194,612,020   $      --   $  194,612,020
  Cash in Custodian Bank.............................          --           18,324          --           18,324
  Receivable for Securities Sold.....................          --          748,475          --          748,475
  Receivable for Shares Sold.........................          --          157,806          --          157,806
  Dividends Receivable...............................          --           26,370          --           26,370
  Interest Receivable................................          --            1,930          --            1,930
  Unamortized Organizational Costs...................          --           18,118     (18,118)(4)             --
                                                       -----------  --------------  -----------  --------------
          Total Assets...............................          --      195,583,043     (18,118)(4)    195,564,925
                                                       -----------  --------------  -----------  --------------
LIABILITIES
  Payable for Securities Purchased...................          --        4,444,194          --        4,444,194
  Payable for Shares Redeemed........................          --          738,267          --          738,267
  Investment Advisory Fee Payable....................          --          204,806          --          204,806
  Commissions Payable................................          --           20,069          --           20,069
  Administrative Fee Payable.........................          --           40,961          --           40,961
  Other Payables and Accrued Expenses................          --           82,115          --           82,115
  Organizational Expenses Payable to Adviser.........          --           18,118     (18,118)(4)             --
                                                       -----------  --------------  -----------  --------------
          Total Liabilities..........................          --        5,548,530     (18,118)(4)      5,530,412
                                                       -----------  --------------  -----------  --------------
NET ASSETS...........................................   $      --   $  190,034,513   $      --   $  190,034,513
                                                       -----------  --------------  -----------  --------------
                                                       -----------  --------------  -----------  --------------
NET ASSETS CONSIST OF:
  Capital Paid in on Shares of Common Stock..........   $      --   $  155,066,631   $      --   $  155,066,631
  Net Investment Loss................................          --               --          --               --
  Accumulated Net Realized (Loss) on Investments.....          --       (1,910,202)         --       (1,910,202)
  Net Unrealized Appreciation on
    Investments......................................          --       36,878,084          --       36,878,084
                                                       -----------  --------------  -----------  --------------
          Total......................................   $      --   $  190,034,513(6)  $      -- $  190,034,513(6)
                                                       -----------  --------------  -----------  --------------
                                                       -----------  --------------  -----------  --------------
SHARES OUTSTANDING...................................          --       10,683,004 2A)          0(2A)     10,683,004(2A)
                                                       -----------  --------------  -----------  --------------
                                                       -----------  --------------  -----------  --------------
NET ASSET VALUE PER SHARE............................          --   $        17.79          --   $        17.79
                                                       -----------  --------------  -----------  --------------
                                                       -----------  --------------  -----------  --------------
MAXIMUM OFFERING PRICE PER SHARE.....................          --   $        18.34          --   $      17.79(5)
                                                       -----------  --------------  -----------  --------------
                                                       -----------  --------------  -----------  --------------

             SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

                               PRO FORMA COMBINED

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                       NAVELLIER
                                                         NAVELLIER      SERIES
                                                        PERFORMANCE   AGGRESSIVE
                                                        AGGRESSIVE     SMALL CAP
                                                         SMALL CAP      EQUITY        PRO FORMA      PRO FORMA
                                                         PORTFOLIO     PORTFOLIO     ADJUSTMENTS     COMBINED
                                                        (UNAUDITED)    (AUDITED)    (UNAUDITED)(2B)  (UNAUDITED)
                                                        -----------  -------------  -------------  -------------
INVESTMENT INCOME
  Interest............................................   $      --   $     603,796   $        --         603,796
  Dividends...........................................          --         171,544            --         171,544
                                                        -----------  -------------  -------------  -------------
  Total Investment Income.............................          --         775,340            --         775,340
                                                        -----------  -------------  -------------  -------------
EXPENSES
  Investment Advisory Fee.............................          --       2,323,690      (185,895)      2,137,795
  Administrative Fee..................................          --         464,738            --         464,738
  Transfer Agent and Custodian Fee....................          --         330,390       (20,000)        310,390
  Registration Fees...................................          --         108,309            --         108,309
  Shareholder Reports and Notices.....................          --          62,983       (15,000)         47,983
  Legal Fees..........................................          --          60,915       (45,000)         15,915
  Trustees' Fees and Expenses.........................          --          51,381       (28,800)         22,581
  Audit Fees..........................................          --          19,600       (10,000)          9,600
  Organizational Expense..............................          --           8,053        18,118          26,171
  Other Expenses......................................          --          18,743       (10,000)          8,743
                                                        -----------  -------------  -------------  -------------
    Total Expenses....................................          --       3,448,802      (296,577)      3,152,225
  Less Expenses Reimbursed by Investment Adviser......          --        (195,636)      (75,213)       (270,849)
                                                        -----------  -------------  -------------  -------------
  Net Expenses........................................          --       3,253,166      (371,790)      2,881,376
                                                        -----------  -------------  -------------  -------------
NET INVESTMENT LOSS...................................          --      (2,477,826)      371,790      (2,106,036)
                                                        -----------  -------------  -------------  -------------
Net Realized Gain on Investment Transactions..........          --         463,797            --         463,797
Net Change in Unrealized Appreciation of
  Investments.........................................          --      18,466,247            --      18,466,247
                                                        -----------  -------------  -------------  -------------
NET GAIN ON INVESTMENTS...............................          --      18,930,044            --      18,930,044
                                                        -----------  -------------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................   $      --   $  16,452,218   $   371,790   $  16,824,008
                                                        -----------  -------------  -------------  -------------
                                                        -----------  -------------  -------------  -------------

             SEE NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS.

              NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP PORTFOLIO

                                      AND
             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

                               DECEMBER 31, 1996
                                  (UNAUDITED)

1.  BASIS OF PRESENTATION

    Subject to approval of the proposed Agreement and Plan of Reorganization (Agreement) by the shareholders of The Navellier Aggressive Small Cap Equity Portfolio (the Portfolio), a series of The Navellier Series Fund, the Navellier Aggressive Small Cap Portfolio (the Acquiring Fund), a separate portfolio of The Navellier Performance Funds would acquire substantially all of the assets of the Portfolio in exchange for shares of the Acquiring Fund at the net asset value of the Acquiring Fund as of the Valuation Date as defined in the Agreement (the Reorganization). Shares of the Acquiring Fund would then be distributed pro-rata to the shareholders of the Portfolio.

    The pro forma information is intended to provide the shareholders of the Portfolio with information about the impact of the proposed merger by showing how it might have affected historical financial statements if the transaction had been consummated at an earlier time. The pro forma combined Schedule of Investments and Statement of Assets and Liabilities have been presented as if the proposed merger had taken place on December 31, 1996; the pro forma combined Statement of Operations for the year ended December 31, 1996, has been presented as if the proposed merger had taken place on January 1, 1996. This information is based upon historical financial statement data giving effect to the pro forma adjustments described below. The accounting policies of the Portfolio and the Acquiring Fund are not materially different. The pro forma financial statements should be read in conjunction with the separate financial statements of the Portfolio and the Acquiring Fund incorporated by reference into this Registration Statement on Form N-14.

2.  PRO FORMA ADJUSTMENTS


    A. The pro forma combined Statement of Assets and Liabilities reflects the number of shares that will be outstanding after the conversion of the Portfolio shares (the converted shares) into Acquiring Fund shares as part of the Agreement. The converted shares are calculated by dividing the total net assets of the Portfolio by the net asset value per share of the Acquiring Fund. These converted shares are then added to the shares outstanding in the Acquiring Fund to arrive at the combined shares outstanding. As of December 31, 1996 the Acquiring Fund was essentially a shell.



    B. The pro forma combined Statement of Operations of the Portfolio and the Acquiring Fund reflects the net decrease in Investment Advisory Fee expense and other operating expenses and a net increase in Net Investment Income resulting from the expected lower expense ratio of the Acquiring Fund after the proposed merger. The Portfolio pays Navellier Management, Inc., the fund's Investment Adviser, an advisory fee at an annual rate of 1.25% of the average daily net assets of the Portfolio. The Acquiring Fund will pay an advisory fee at an annual rate of 1.15% of the average daily net assets of the Acquiring Fund. Other operating expenses are estimated to be reduced as the merger should permit the reduction or elimination of certain costs and expenses presently incurred for services that are separately performed for both the Portfolio and the Acquiring Fund and by the wavier by the investment advisor of an estimated $270,849 of expenses advanced by the investment advisor thereby reducing the total operating expenses from an

              NAVELLIER PERFORMANCE AGGRESSIVE SMALL CAP PORTFOLIO

                                      AND
             NAVELLIER SERIES AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

          NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS (CONTINUED)

                               DECEMBER 31, 1996
                                  (UNAUDITED)

2.  PRO FORMA ADJUSTMENTS (CONTINUED)
       estimated 1.86% to an estimated 1.55%. The $270,849 did not include the waiver by Investment Advisor of the remaining $18,118 in unamortized organizational costs.

3.  COSTS AND EXPENSES OF REORGANIZATION

    Navellier Management, Inc., the investment adviser to the Acquiring Fund, will bear all the costs and expenses related to the Reorganization (including costs of the N-14 filing, shareholder efforts to compel the shareholder meeting on the Reorganization and Navellier's proxy solicitation efforts).

4. As a result of the Reorganization, the investment advisor will lose its right to reimbursement of the remaining $18,118 in unamortized organizational expenses.

5. The maximum offering price per share after the Reorganization would be equal to the net asset value per share because no sales charge would be imposed on the sale of shares after the Reorganization.

6.  The asssets of the Portfolio are now approximately $75 million.

                           THE NAVELLIER PERFORMANCE FUNDS
                              PART C.  OTHER INFORMATION


ITEM 15.                           INDEMNIFICATION

The Navellier Performance Funds (the "Registrant" or the "Trust") is an unincorporated voluntary association, organized under the laws of the State of Delaware as a business trust, and is operated pursuant to its Declaration of Trust, dated October 17, 1995 (the "Declaration of Trust"), its By-Laws, and the laws of the State of Delaware, which permit the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"). Pursuant to Delaware Code Ann. title 12 Section 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.02, of the Declaration of Trust of the Registrant states that the Trust shall indemnify any present or former trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit, or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer, or both, and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body either to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by the Registrant is against public policy as expressed in the 1993 Act and will be governed by the final adjudication of such issue.

ITEM 16.                               EXHIBITS

(1)       Declaration of Trust Registrant.(1)
(2)       By-Laws of Registrant.(1)
(3)       Voting Trust Agreement.(2)
(4)       Agreement and proposed Plan of Reorganization.(3)

-----------------------------

(1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A previously filed December 8, 1995 (Registration Nos. 33-80195 and 811-9142).

(2)       None.


(3)       Incorporated by reference to Registrant's N-14 filed March 7, 1997.

(5)       Specimen share certificate.(2)

(6) Form of Management Contract between the Navellier Aggressive Small Cap Portfolio of The Navellier Performance Funds and Navellier Management, Inc.(1)

(7)       Form of Underwriting Agreement.(1)
(8)       Bonus, Profit Sharing, or Pension Plans.(2)
(9) Form of Custody Agreement between Registrant and Rushmore Trust & Savings, Bank F.S.B.(1)
(10)      Form of Rule 12b-1 Distribution Plan.(1)(5)
(11) Opinion of Samuel Kornhauser regarding the legality of securities being registered.(4)
(12) Opinion of Samuel Kornhauser regarding certain tax matters and consequences to shareholders discussed in Part A.(4)
(13) Form of Administrative Services Agreement between Registrant and Navellier Management, Inc.(1)
(14)(a)   Consent of Deloitte & Touche, independent accountants for
          Registrant.(6)
(14)(b) Consent of Deloitte & Touche, independent accountants for The formerly named Navellier Series Fund.(6)
(14)(c)   Consent of Samuel Kornhauser (see exhibit (11)).
(14)(d)   Consent of Samuel Kornhauser (see exhibit (12)).
(15)      Financial Statements Omitted Pursuant to Item 14(a)(1).(2)
(16)      Powers of Attorney.(1)
(17)      Rule 24f-2 Notice.(4)(3)


ITEM 17                              UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


-----------------------------
(4)       Filed herewith
(5) Incorporated by reference from Post-effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed November 26, 1996.

(6) Incorporated by reference to Registratant's N-14 filing filed March 7, 1997. The consents are not being updated because there have been no material changes in the financial statements since the filing of Registrant's N-14 on March 7, 1997.

                                      SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Reno and the State of Nevada, on the 9th day of June, 1997.


                                   Registrant:

                                   THE NAVELLIER PERFORMANCE FUNDS



                              BY:
                                   -----------------------------------------
                                   Louis Navellier
                                   Chairman of the Board


As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                              TITLE                         DATE
----------                              -----                         ----

----------------------------       Chairman of The               June 9, 1997
Louis Navellier                    Board, President,
                                   Treasurer, Trustee.

----------------------------       Trustee                       June 9, 1997
Joel Rossman

----------------------------       Trustee                       June 9, 1997
Barry Sander

----------------------------       Trustee                       June 9, 1997
Jacques Delacroix

----------------------------       Trustee                       June 9, 1997
Arnold Langsen

                                     EXHIBITS TO
                                        PART C